UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      December 31

Date of reporting period:     June 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Large Cap Equity Fund

6.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

For more information
page 33


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of large-
capitalization
companies in the
capitalization range
of the Standard &
Poor's 500 Index
believed to be
undervalued and/or
offer the potential
for above-average
earnings growth.

Over the last six months

* The stock market was volatile, as mounting risks to the financial system worried investors.

* The Fund remained focused on great companies with strong managements whose stocks appeared undervalued.

* Strong stock selection benefited performance, with the best gains coming from investments in the energy, utilities and telecommunications sectors.

[Bar chart with heading "John Hancock Large Cap Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 3.16% total return for Class A. The second bar represents the 2.77% total return for Class B. The third bar represents the 2.77% total return for Class C and the fourth bar represents the 3.36% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 5.9%   British Energy Group Plc
 5.0%   Canadian Natural Resources Ltd.
 5.0%   Newmont Mining Corp.
 4.6%   Rosetta Resources, Inc.
 4.4%   Telewest Global, Inc.
 4.2%   Liberty Global, Inc.
 4.0%   Canada, Government of
 3.9%   Gap, Inc. (The)
 3.5%   Willis Group Holdings Ltd.
 3.3%   Agnico-Eagle Mines Ltd.

As a percentage of net assets on June 30, 2005.

BY TIMOTHY E. KEEFE, CFA, ROBERT C. JUNKIN, CPA, AND ROGER C. HAMILTON, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Large Cap Equity Fund

The stock market was volatile, but made no progress during the first half of 2005, as investors became concerned about mounting risks to the financial system. U.S. debt reached an all-time high compared to gross domestic product. At the same time, Ford and General Motors suffered credit ratings downgrades, raising issues about what could happen if large corporate bond issuers had problems repaying their debt. The consumer continued to drive economic growth, while the housing market began to show signs of late-stage speculation. Investors worried that higher interest rates and energy prices would slow consumer spending. The possibility that the U.S. dollar would again weaken also concerned investors, who watched key stock market metrics -- namely price-to-earnings ratios and profit margins -- climb. As risks mounted, large-cap and small-cap valuations converged. The Standard and Poor's 500 Index closed the first six months of 2005 with a disappointing -0.81% return.

"The stock market was volatile,
 but made no progress during the
 first half of 2005..."

Performance and strategy review

In the midst of this difficult environment, John Hancock Large Cap Equity Fund's Class A, Class B, Class C and Class I shares returned 3.16%, 2.77%, 2.77% and 3.36%, respectively, at net asset value, for the six months ended June 30, 2005. By comparison, the average large-cap core fund returned -1.20%, according to Lipper, Inc. 1 Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

The Fund benefited from strong stock selection, as we continued to focus on businesses with outstanding management teams whose stocks were trading for less than what we thought the company was worth.

Winners in energy and utilities

Among the Fund's best performers were long-term energy and utilities investments. In the energy sector, we targeted exploration and production companies with long-lived reserves that they could exploit for many years to come. We expected these companies to benefit from continued strong demand fueled by global economic growth, tight supply resulting from years of the industry's underinvestment in reserves and production, and rising oil and gas prices. Canadian Natural Resources and Suncor, companies with reserves in the vast oil sands of Alberta, Canada, were both standouts. In addition, EnCana, a large North American company that has shed assets to focus solely on long-lived reserves, rallied nicely.

[Photos of Tim Keefe, Robert Junkin and Roger Hamilton, flush right at top of page.]

In the utilities sector, the Fund owned companies that could benefit from restructuring as well as rising energy costs. British Energy, a large nuclear power producer in the United Kingdom, posted strong gains after a restructuring that eliminated liabilities related to nuclear waste disposal. Profits benefited as higher energy prices boosted revenues, while production costs remained cheap. Allegheny Energy, a low-cost coal power producer in Pennsylvania, also did quite well as investors began to factor in the company's long-term earnings power from expiring contracts that can be renegotiated at higher rates.

"Among the Fund's best performers
 were long-term energy and
 utilities investments."

Further gains from telecom and media stocks

The Fund further benefited from owning wireless telecommunications stocks, which rallied nicely as investors began to recognize their strong growth prospects. NII Holdings, a Latin American wireless company, posted sharp gains driven by rapidly increasing subscriber and revenue growth. Nextel Communications also climbed after agreeing to merge with Sprint, which the Fund also owned. Sprint plans to spin out its wireline business and a chunk of debt, which should leave a more valuable, pure wireless business after the merger.

In the cable industry, the Fund invested in Telewest Global and NTL, two U.K. companies with huge free cash flows and skilled management teams that were growing at twice the rate of their publicly traded U.S. counterparts. Despite these strengths, the stocks were trading at almost half the valuation levels of U.S. companies. Both stocks were very strong performers during the period, further benefiting from speculation that they might merge. We took some profits in NTL and added a stake in Liberty Global, a company with valuable cable and programming assets in Japan and Europe, little net debt on its balance sheet and skilled leadership in CEO John Malone. Liberty Global did well, as investors anticipated that the company would either make accretive acquisitions or buy back stock.

[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Energy 18%, the second is Materials 16%, the third is Consumer discretionary 15%, the fourth is Telecommunication services 11%, the fifth is Financials 11%, the sixth is Information technology 9%, the seventh is Health care 7%, the eighth is Utilities 5%, the ninth is Consumer staples 1% and the tenth is Industrials 1%.]

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into two sections (from top to left): Common stocks 94% and Short-term investments & other 6%.]

Disappointments in materials and financials

The Fund maintained a sizable stake in gold and precious metals mining stocks, which declined as the U.S. dollar strengthened during the period. Despite weak performance, we held on to our stakes in Newmont Mining, Agnico-Eagle Mines and Apex Silver Mines. We still like these stocks because of the underlying commodity. Gold is immune to geopolitical risk. It cannot be debased or defaulted. Moreover, it serves as insurance against inflation and a hedge against a possible decline in the U.S. dollar. In addition, we expect demand for gold to continue to outstrip supply. By the period's end, stock prices in the sector looked quite compelling.

Financials also detracted from returns, mainly because of a large investment in Willis Group Holdings, an insurance broker with an attractive valuation. While we continue to expect the company to gain market share as competitors lose customers in the wake of industry turmoil, its stock price fell during the period as compensation costs increased. In health care, Boston Scientific suffered from growing competition and closer government scrutiny of one of its key products, cardiac stents. By the period's end, we still liked the stock because its price had declined to levels where investors were paying little for the stent business.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is British Energy followed by an up arrow with the phrase "Restructuring, improved pricing, cheap production costs." The second listing is Canadian Natural Resources followed by an up arrow with the phrase "Growing recognition of value of assets, higher oil prices." The third listing is Agnico-Eagle Mines followed by a down arrow with the phrase "Precious metals prices weakened as U.S. dollar strengthened."]

Cautious optimism

We believe the economy could continue to grow at a moderate pace with inflation remaining in check and interest rates staying low. In this environment, we think stocks could do well. However, we also recognize that there are pressures that could continue to weigh on the market, including the U.S. budget and trade deficits as well as geopolitical tensions. Going forward, we believe stock picking will be key. We plan to stay focused on undervalued stocks with strong growth prospects, which we believe have the potential to perform well regardless of the market outlook.

"We believe the economy could con
 tinue to grow at a moderate pace with
 inflation remaining in check and
 interest rates staying low."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2005.

A LOOK AT
PERFORMANCE

For the period ended
June 30, 2005

                              Class A      Class B      Class C     Class I 1
Inception date                10-4-49      8-22-91       5-1-98       3-1-01

Average annual returns with maximum sales charge (POP)
One year                         1.59%        1.15%        5.15%        7.47%
Five years                      -6.67        -6.70        -6.42           --
Ten years                        8.33         8.25           --           --
Since inception                    --           --         0.32        -5.10

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.00        -2.23         1.77         3.36
One year                         1.59         1.15         5.15         7.47
Five years                     -29.21       -29.32       -28.24           --
Ten years                      122.66       120.94           --           --
Since inception                    --           --         2.33       -20.30

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

             Cum Value    Cum Value
               of $10K      of $10K      S&P 500
Plot Date     (No Load)     (W/Load)       Index

7-1-95         $10,000       $9,500      $10,000
7-31-95         10,353        9,836       10,332
12-31-95        11,361       10,793       11,445
6-30-96         12,508       11,883       12,600
12-31-96        13,884       13,189       14,072
6-30-97         17,047       16,195       16,972
12-31-97        18,980       18,031       18,767
6-30-98         21,653       20,570       22,091
12-31-98        22,005       20,905       24,131
6-30-99         25,051       23,799       27,119
12-31-99        30,344       28,827       29,208
6-30-00         31,456       29,883       29,084
12-31-00        29,456       27,983       26,549
6-30-01         31,370       29,802       24,771
12-31-01        28,465       27,042       23,393
6-30-02         20,730       19,694       20,315
12-31-02        17,695       16,811       18,223
6-30-03         19,308       18,343       20,366
12-31-03        21,817       20,726       23,451
6-30-04         21,921       20,825       24,258
12-31-04        22,720       21,584       26,003
6-30-05         23,438       22,266       25,792

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $25,792 as of June 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Equity Fund, without sales charge (NAV) and is equal to $23,438 as of June 30, 2005. The third bar represents the same hypothetical $10,000 investment made in the John Hancock Large Cap Equity Fund, with sales charge (POP) and is equal to $22,266 as of June 30, 2005.]

                                    Class B 1    Class C 1    Class I 2
Period beginning                    6-30-95       5-1-98       3-1-01
Large Cap Equity Fund               $22,094      $10,233       $7,970
Index                                25,792       11,842       10,312

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on December 31, 2004, with the same investment held until June 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 12-31-04         on 6-30-05          ended 6-30-05 1

Class A              $1,031.60                  $6.50
Class B               1,027.70                  10.25
Class C               1,027.70                  10.25
Class I               1,033.60                   3.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on December 31, 2004, with the same investment held until June 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 12-31-04         on 6-30-05          ended 6-30-05 1

Class A              $1,018.39                  $6.46
Class B               1,014.68                  10.19
Class C               1,014.68                  10.18
Class I               1,020.91                   3.93

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.29%, 2.04%, 2.04% and 0.78% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2005
(unaudited)

This schedule is divided into three main categories: common stocks, options and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 93.95%                                                                                     $465,750,894
(Cost $428,981,336)

Aerospace & Defense 0.15%                                                                                     735,012
Boeing Co. (The)                                                                                5,150         339,900
Raytheon Co.                                                                                   10,100         395,112

Aluminum 2.01%                                                                                              9,987,209
Novelis, Inc. (Canada)                                                                        388,910       9,987,209

Apparel Retail 3.90%                                                                                       19,355,000
Gap, Inc. (The) (L)                                                                           980,000      19,355,000

Biotechnology 0.67%                                                                                         3,298,093
Amgen, Inc. (I)(L)                                                                             54,550       3,298,093

Brewers 0.05%                                                                                                 240,187
Anheuser-Busch Cos., Inc.                                                                       5,250         240,187

Broadcasting & Cable TV 9.77%                                                                              48,424,879
DIRECTV Group, Inc. (The) (I)(L)                                                              847,062      13,129,461
Liberty Global, Inc. (Class A) (I)(L)                                                         450,100      21,006,167
News Corp. (Class B) (L)                                                                      845,046      14,247,476
Time Warner, Inc. (I)                                                                           2,500          41,775

Diversified Financial Services 3.10%                                                                       15,360,556
Citigroup, Inc.                                                                                 3,300         152,559
UBS AG (Switzerland)                                                                          195,350      15,207,997

Diversified Metals & Mining 5.65%                                                                          27,991,980
Agnico-Eagle Mines Ltd. (Canada) (L)                                                        1,315,300      16,572,780
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)                                            305,000      11,419,200

Electric Utilities 3.65%                                                                                   18,082,373
Allegheny Energy, Inc. (I)(L)                                                                 330,000       8,322,600
Reliant Energy, Inc. (I)                                                                      788,350       9,759,773

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Electrical Components & Equipment 0.64%                                                                    $3,164,277
Samsung Electronics Co., Ltd., Global Depositary Receipt
(GDR) (South Korea) (S)                                                                        13,240       3,164,277

Electronic Manufacturing Services 5.92%                                                                    29,323,222
British Energy Group Plc (United Kingdom) (I)                                               4,019,486      29,323,222

Food Retail 1.11%                                                                                           5,525,116
Tesco Plc (United Kingdom)                                                                    967,040       5,525,116

Gas Utilities 1.20%                                                                                         5,931,280
Southern Union Co. (I)(L)                                                                     241,600       5,931,280

Gold 5.50%                                                                                                 27,272,012
Newmont Mining Corp. (L)                                                                      634,100      24,748,923
Placer Dome, Inc. (Canada)                                                                    164,050       2,523,089

Health Care Equipment 3.31%                                                                                16,384,650
Boston Scientific Corp. (I)                                                                   317,950       8,584,650
Hospira, Inc. (I)                                                                             200,000       7,800,000

Health Care Services 0.03%                                                                                    130,444
Caremark Rx, Inc. (I)                                                                           2,930         130,444

Home Improvement Retail 0.03%                                                                                 163,380
Home Depot, Inc. (The)                                                                          4,200         163,380

Household Products 0.02%                                                                                      117,105
Procter & Gamble Co. (The)                                                                      2,220         117,105

Hypermarkets & Super Centers 0.05%                                                                            265,100
Wal-Mart Stores, Inc.                                                                           5,500         265,100

Insurance Brokers 5.46%                                                                                    27,067,829
Benfield Group Plc (Bermuda)                                                                2,082,214       9,871,833
Willis Group Holdings Ltd. (Bermuda)                                                          525,550      17,195,996

Integrated Oil & Gas 3.15%                                                                                 15,606,447
Chevron Corp.                                                                                   4,400         246,048
ConocoPhillips                                                                                  4,800         275,952
Petro-Canada (Canada)                                                                           9,900         644,749
Suncor Energy, Inc. (Canada) (L)                                                              305,150      14,439,698

Integrated Telecommunication Services 2.31%                                                                11,461,112
Sprint Corp. (L)                                                                              456,800      11,461,112

Life & Health Insurance 2.04%                                                                              10,134,621
Prudential Financial, Inc. (L)                                                                154,350      10,134,621

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Managed Health Care 0.34%                                                                                  $1,710,233
Aetna, Inc.                                                                                    20,650       1,710,233

Oil & Gas Drilling 1.88%                                                                                    9,322,491
GlobalSantaFe Corp. (Cayman Islands)                                                          223,650       9,124,920
Rowan Cos., Inc. (I)                                                                            6,650         197,571

Oil & Gas Exploration & Production 10.06%                                                                  49,891,019
Canadian Natural Resources Ltd. (Canada)                                                      684,600      24,905,748
EnCana Corp. (Canada)                                                                          12,200         482,998
EOG Resources, Inc.                                                                            27,250       1,547,800
Rosetta Resources, Inc. (I)                                                                 1,427,845      22,845,520
Talisman Energy, Inc. (Canada)                                                                  2,900         108,953

Oil & Gas Refining & Marketing & Trucking 2.95%                                                            14,603,400
Williams Cos., Inc. (The)                                                                     768,600      14,603,400

Pharmaceuticals 2.52%                                                                                      12,504,779
Novartis AG, American Depositary Receipt (ADR) (Switzerland)                                   88,970       4,220,737
Pfizer, Inc.                                                                                    5,000         137,900
Shire Pharmaceuticals Group Plc, (ADR) (United Kingdom)                                       248,358       8,146,142

Precious Metals & Minerals 2.82%                                                                           13,991,442
Apex Silver Mines Ltd. (Cayman Islands) (I)(L)                                              1,018,300      13,991,442

Restaurants 1.34%                                                                                           6,619,762
McDonald's Corp.                                                                              238,550       6,619,762

Soft Drinks 0.03%                                                                                             172,037
PepsiCo, Inc.                                                                                   3,190         172,037

Systems Software 3.17%                                                                                     15,730,724
Microsoft Corp.                                                                               436,100      10,832,724
Novell, Inc. (I)(L)                                                                           790,000       4,898,000

Telecommunication Services 5.16%                                                                           25,558,045
NTL, Inc. (I)                                                                                  57,250       3,917,045
Telewest Global, Inc. (I)                                                                     950,000      21,641,000

Wireless Telecommunication Services 3.96%                                                                  19,625,078
Nextel Communications, Inc. (Class A) (I)                                                     438,100      14,155,011
NII Holdings, Inc. (I)                                                                         85,550       5,470,067

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                             Exercise      Expiration       Number of
Issuer                                                          price            date       contracts           Value
Options 0.56%                                                                                              $2,776,875
(Cost $6,047,940)

Options Purchased 0.56%                                                                                     2,776,875
Analog Devices                                                 $40.00        01-23-06           2,025         810,000
Capital One Financial                                           70.00        01-23-06           1,620         299,700
Ford Motor Co.                                                  12.50        01-23-06           1,361         333,445
Intel Corp.                                                     25.00        01-23-06          11,000         571,000
MBIA, Inc.                                                      50.00        01-23-06             185          37,000
S&P 500 Index                                                1,150.00        12-19-05             247         615,030
Texas Instruments, Inc.                                         22.50        01-23-06           2,460         110,700


                                                             Interest        Credit         Par value
Issuer, description, maturity date                               rate        rating (A)         (000)           Value
Short-term investments 40.88%                                                                            $202,632,374
(Cost $202,873,526)

Foreign Government 3.95%                                                                                   19,559,373
Canada, Government of,
Treasury Bill (Canada) 07-28-05                                  Zero        AAA              $24,000      19,559,373

Joint Repurchase Agreement 7.20%                                                                           35,698,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley -- Dated
06-30-05 due 07-01-05 (secured by U.S.
Treasury Inflation Indexed Note 1.875%
due 07-15-13)                                                   2.900%                         35,698      35,698,000


                                                                                               Shares
Cash Equivalents 29.73%                                                                                   147,375,001
AIM Cash Investment Trust (T)                                                             147,375,001     147,375,001

Total investments 135.39%                                                                                $671,160,143

Other assets and liabilities, net (35.39%)                                                              ($175,420,886)

Total net assets 100.00%                                                                                 $495,739,257

See notes to
financial statements.


13


FINANCIAL STATEMENTS

Notes to Schedule of Investments

(A) Credit ratings are rated by Moody's Investors Service where Standard &
    Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $3,164,277 or 0.64% of the Fund's net assets as of June 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $637,902,802)
including $144,485,295 of securities loaned                      $671,160,143
Cash                                                                      174
Receivable for investments sold                                     2,348,698
Receivable for shares sold                                            117,226
Dividends and interest receivable                                     219,631
Other assets                                                          129,716

Total assets                                                      673,975,588

Liabilities
Payable for investments purchased                                  29,168,125
Payable for shares repurchased                                        986,141
Payable upon return of securities loaned                          147,375,001
Payable to affiliates
Management fees                                                       278,501
Distribution and service fees                                          43,385
Other                                                                 186,663
Other payables and accrued expenses                                   198,515

Total liabilities                                                 178,236,331

Net assets

Capital paid-in                                                 1,046,045,189
Accumulated net realized loss on investments, options,
options written and foreign currency transactions                (582,257,276)
Net unrealized appreciation of investments, options
and translation of assets and liabilities in
foreign currencies                                                 33,257,349
Accumulated net investment loss                                    (1,306,005)

Net assets                                                       $495,739,257

Net asset value per share
Based on net asset values and shares outstanding -- the
Fund has an unlimited number of shares authorized
with no par value
Class A ($309,693,149 [DIV] 19,758,535 shares)                         $15.67
Class B ($165,459,731 [DIV] 11,141,653 shares)                         $14.85
Class C ($20,574,843 [DIV] 1,385,325 shares)                           $14.85
Class I ($11,534 [DIV] 722 shares)                                     $15.98

Maximum offering price per share
Class A 1 ($15.67 [DIV] 95%)                                           $16.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $34,904)            $2,084,250
Interest                                                              808,700
Securities lending                                                    107,257

Total investment income                                             3,000,207

Expenses
Investment management fees                                          1,574,589
Class A distribution and service fees                                 383,829
Class B distribution and service fees                                 872,491
Class C distribution and service fees                                 111,480
Class A, B and C transfer agent fees                                  881,290
Class I transfer agent fees                                                 3
Custodian fees                                                         57,436
Accounting and legal services fees                                     54,997
Printing                                                               52,110
Miscellaneous                                                          41,155
Professional fees                                                      26,064
Registration and filing fees                                           23,940
Trustees' fees                                                         11,795
Securities lending fees                                                 5,524
Interest                                                                3,444

Total expenses                                                      4,100,147
Less expense reductions                                              (111,274)

Net expenses                                                        3,988,873

Net investment loss                                                  (988,666)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                        42,522,199
Options                                                             3,612,826
Options written                                                       409,785
Foreign currency transactions                                        (149,620)
Change in net unrealized appreciation (depreciation) of
Investments                                                       (28,373,111)
Options                                                            (3,271,065)
Translation of assets and liabilities in foreign currencies             8,729

Net realized and unrealized gain                                   14,759,743

Increase in net assets from operations                            $13,771,077

1 Semiannual period from 1-1-05 through 6-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                         Year        Period
                                                        ended         ended
                                                     12-31-04       6-30-05 1
Increase (decrease) in net assets
From operations

Net investment income (loss)                         $607,196     ($988,666)
Net realized gain                                  52,282,218    46,395,190
Change in net unrealized
appreciation (depreciation)                       (33,417,227) (31,635,447)

Increase in net assets resulting
from operations                                    19,472,187    13,771,077

Distributions to shareholders
From net investment income
Class A                                              (531,357)           --
Class I                                                   (75)           --
                                                     (531,432)           --
From Fund share transactions                     (149,488,990)  (65,161,563)

Net assets
Beginning of period                               677,677,978   547,129,743

End of period 2                                  $547,129,743  $495,739,257

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

2 Includes accumulated net investment loss of $317,339 and $1,306,005, respectively.

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

FINANCIAL HIGHLIGHTS

Period ended                                          12-31-00 1   12-31-01 1   12-31-02 1   12-31-03   12-31-04   6-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $27.02       $20.93       $19.10       $11.85     $14.61    $15.19
Net investment income (loss) 3                           (0.10)       (0.10)          -- 4       0.01       0.06     (0.01)
Net realized and unrealized
gain (loss) on investments                                0.07        (0.62)       (7.23)        2.75       0.54      0.49
Total from
investment operations                                    (0.03)       (0.72)       (7.23)        2.76       0.60      0.48
Less distributions
From net investment income                                  --           --           --           --      (0.02)       --
From net realized gain                                   (6.06)       (1.11)       (0.02)          --         --        --
                                                         (6.06)       (1.11)       (0.02)          --      (0.02)       --
Net asset value, end of period                          $20.93       $19.10       $11.85       $14.61     $15.19    $15.67
Total return 5 (%)                                       (2.93)       (3.36)      (37.83)       23.29       4.14 6    3.16 6,7
Ratios and supplemental data
Net assets, end of period
(in millions)                                             $774         $768         $365         $376       $325      $310
Ratio of expenses
to average net assets (%)                                 1.14         1.23         1.28         1.35       1.29      1.29 8
Ratio of adjusted expenses
to average net assets 9 (%)                                 --           --           --           --       1.34      1.33 8
Ratio of net investment income (loss)
to average net assets (%)                                (0.39)       (0.50)        0.02         0.10       0.44     (0.10) 8
Portfolio turnover (%)                                     112           71          114          140         97        46

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                          12-31-00 1   12-31-01 1   12-31-02 1   12-31-03   12-31-04   6-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $26.79       $20.52       $18.55       $11.42     $13.98    $14.45
Net investment loss 3                                    (0.30)       (0.25)       (0.11)       (0.08)     (0.05)    (0.06)
Net realized and unrealized
gain (loss) on investments                                0.09        (0.61)       (7.00)        2.64       0.52      0.46
Total from
investment operations                                    (0.21)       (0.86)       (7.11)        2.56       0.47      0.40
Less distributions
From net realized gain                                   (6.06)       (1.11)       (0.02)          --         --        --
Net asset value, end of period                          $20.52       $18.55       $11.42       $13.98     $14.45    $14.85
Total return 5 (%)                                       (3.64)       (4.12)      (38.31)       22.42       3.36 6    2.77 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $791         $718         $290         $267       $196      $165
Ratio of expenses
to average net assets (%)                                 1.89         1.98         2.03         2.10       2.04      2.04 8
Ratio of adjusted expenses
to average net assets 9 (%)                                 --           --           --           --       2.09      2.08 8
Ratio of net investment loss
to average net assets (%)                                (0.13)       (1.25)       (0.74)       (0.66)     (0.35)    (0.85) 8
Portfolio turnover (%)                                     112           71          114          140         97        46

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                          12-31-00 1   12-31-01 1   12-31-02 1   12-31-03   12-31-04   6-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $26.79       $20.52       $18.55      $11.42      $13.98    $14.45
Net investment loss 3                                    (0.29)       (0.25)       (0.11)      (0.08)      (0.05)    (0.06)
Net realized and unrealized
gain (loss) on investments                                0.08        (0.61)       (7.00)       2.64        0.52      0.46
Total from investment operations                         (0.21)       (0.86)       (7.11)       2.56        0.47      0.40
Less distributions
From net realized gain                                   (6.06)       (1.11)       (0.02)         --          --        --
Net asset value, end of period                          $20.52       $18.55       $11.42      $13.98      $14.45    $14.85
Total return 5 (%)                                       (3.64)       (4.12)      (38.31)      22.42        3.36 6    2.77 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $66         $120          $40         $35         $25       $21
Ratio of expenses
to average net assets (%)                                 1.89         1.98         2.03        2.10        2.04      2.04 8
Ratio of adjusted expenses
to average net assets 9 (%)                                 --           --           --          --        2.09      2.08 8
Ratio of net investment loss
to average net assets (%)                                (1.14)       (1.25)       (0.75)      (0.66)      (0.36)    (0.85) 8
Portfolio turnover (%)                                     112           71          114         140          97        46

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


Period ended                                          12-31-01 1,10   12-31-02 1   12-31-03   12-31-04   6-30-05 2
Per share operating performance
Net asset value, beginning of period                    $21.42          $19.11       $11.91     $14.87    $15.46
Net investment income (loss) 3                           (0.02)           0.07         0.08       0.15      0.03
Net realized and unrealized gain
(loss) on investments                                    (1.18)          (7.25)        2.88       0.54      0.49
Total from investment operations                         (1.20)          (7.18)        2.96       0.69      0.52
Less distributions
From net investment income                                  --              --           --      (0.10)       --
From net realized gain                                   (1.11)          (0.02)          --         --        --
                                                         (1.11)          (0.02)          --      (0.10)       --
Net asset value, end of period                          $19.11          $11.91       $14.87     $15.46    $15.98
Total return 5 (%)                                       (5.53) 7       (37.55)       24.85       4.68      3.36 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $2              $1           -- 11      -- 11     -- 11
Ratio of expenses
to average net assets (%)                                 0.84 8          0.81         0.84       0.79      0.78 8
Ratio of net investment income (loss)
to average net assets (%)                                (0.10) 8         0.49         0.62       0.98      0.40 8
Portfolio turnover (%)                                      71             114          140         97        46

  1 Audited by previous auditor.

  2 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

  3 Based on the average of the shares outstanding.

  4 Less than $0.01 per share.

  5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

  6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

  7 Not annualized.

  8 Annualized.

  9 Does not take into consideration expense reductions during the periods shown.

 10 Class I shares began operations on 3-1-01.

 11 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Large Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distri bution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2005.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities. The Fund had no outstanding written options on June 30, 2005.

Written options for the period ended June 30, 2005, were as follows:

                                   NUMBER OF CONTRACTS    PREMIUMS RECEIVED
---------------------------------------------------------------------------
Outstanding, beginning of period                    --                   --
Options written                                  2,283             $409,785
Options closed                                  (2,283)            (409,785)

Outstanding, end of period                          --                   --


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2005 the Fund loaned securities, having a market value of $144,485,295 collateralized by cash in the amount of $147,375,001. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on June
30, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $628,652,291 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. The entire amount of the loss carryforward expires December 31, 2010.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $531,432. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.625% of the Fund's average daily net asset value.

Effective July 1, 2005, the Fund will pay a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund's average daily net asset value and (b) 0.60% of the Fund's daily net asset value in excess of $3,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted
Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of

1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2005, JH Funds received net up-front sales charges of $93,676 with regard to sales of Class A shares. Of this amount, $11,327 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $64,920 was paid as sales commissions to unrelated broker-dealers and $17,429 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2005, CDSCs received by JH Funds amounted to $177,864 for Class B shares and $7,988 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services agreed to voluntarily reduce the Fund's transfer agent fee if it exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $111,274 for the period ended June 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $54,997. The Fund also paid the Adviser the amount of $672 for certain publishing services, included in the printing fees and the amount of $7,806 for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 722 Class I shares of beneficial interest of the Fund on June 30, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock

Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. There were no Class I shares transactions during the last two periods.


                                 Year ended 12-31-04          Period ended 6-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       2,873,908     $41,869,108     1,171,137     $17,611,512
Distributions reinvested      32,364         489,028            --              --
Repurchased               (7,208,519)   (104,980,962)   (2,830,762)    (42,602,016)
Net decrease              (4,302,247)   ($62,622,826)   (1,659,625)   ($24,990,504)

Class B shares
Sold                       1,788,128     $24,621,575       301,693      $4,302,468
Repurchased               (7,291,873)   (101,147,256)   (2,744,583)    (39,153,009)
Net decrease              (5,503,745)   ($76,525,681)   (2,442,890)   ($34,850,541)

Class C shares
Sold                         155,780      $2,155,977        90,699      $1,287,237
Repurchased                 (900,911)    (12,496,460)     (461,943)     (6,607,755)
Net decrease                (745,131)   ($10,340,483)     (371,244)    ($5,320,518)

Net decrease             (10,551,123)  ($149,488,990)   (4,473,759)   ($65,161,563)

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2005, aggregated $204,819,455 and $254,255,351, respectively.

The cost of investments owned on June 30, 2005, including short-term investments, for federal income tax purposes, was $637,902,802. Gross unrealized appreciation and depreciation of investments aggregated $56,897,612 and $23,640,271, respectively, resulting in net unrealized appreciation of $33,257,341.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock Large
Cap Equity Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Investment Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the John Hancock Large Cap Equity Fund (the "Fund").

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, Extent and Quality
of Services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the significant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund Performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indices. Lipper determined the Universe for the Fund. The Board reviewed with a repre sentative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was below the median performance of its Universe and its benchmark indices, the Lipper Large-Cap Core Funds Index and the S&P 500 Daily Reinvested Index, for most of the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund's under-performance and described changes in investment personnel and processes which have been implemented and additional measures that may be taken in the future with the objective of improving performance. The Board noted that the Fund's most recent performance through March 31, 2005 was higher than its benchmark indices. The Trustees evaluated the actions that had been taken and intend to continue to monitor the Fund's performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment Advisory Fee
Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was slightly lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that, although the total operating expense ratio of the Fund was higher than that of the Peer Group and the Universe, it was not appreciably so. It also noted that the most significant contributor to such difference was the Fund's transfer agency expense, which was largely attributable to the Fund's average account size, and which the transfer agent has taken steps to reduce. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expense results and actions taken with the intention of improving the Fund's performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of Scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the

Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information About
Services to Other Clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other Benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other Factors and
Broader Review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory
Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
                      Technology Leaders Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
            Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour automated information         1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

Now available: electronic delivery
www.jhfunds.com/edelivery

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of
the shareholders of John Hancock
Large Cap Equity Fund.

500SA  6/05
       8/05

JOHN HANCOCK
Sovereign
Investors Fund

6.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 33


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth of
capital and income
without assuming
undue market risks
by normally invest-
ing at least 80% of
its stock investments
in a diversified port-
folio of companies
with market capital
izations within the
range of the
Standard & Poor's
500 Index. At least
65% of the Fund's
stock investments
are"dividend
performers"--
companies whose
dividend payments
have increased
steadily for 10 years.

Over the last six months

* Rising interest rates and high crude oil prices kept stocks on the defensive.

* Energy and utilities were the market's two strongest sectors and also two groups that detracted from the Fund's performance versus the S&P 500.

* The U.S. economy grew at an annual rate of 3.8% in the first quarter of 2005, considerably higher than initial estimates.

[Bar chart with heading "John Hancock Sovereign Investors Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2005." The chart is scaled in increments of 5% with -5% at the bottom and 5% at the top. The first bar represents the -2.50% total return for Class A. The second bar represents the -2.80% total return for Class B. The third bar represents the -2.79% total return for Class C. The fourth bar represents the -2.27% total return for Class I and the fourth bar represents the -2.42% total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 3.7%   Exxon Mobil Corp.
 3.5%   General Electric Co.
 3.4%   Citigroup, Inc.
 3.3%   Abbot Laboratories
 3.0%   Microsoft Corp.
 2.9%   PepsiCo, Inc.
 2.7%   Praxair, Inc.
 2.6%   Cisco Systems, Inc.
 2.6%   Bank of America Corp.
 2.5%   Johnson & Johnson

As a percentage of net assets on June 30, 2005.

BY JOHN F. SNYDER, III, AND BARRY H. EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Sovereign Investors Fund

Recently, Peter Schofield left the company to pursue other opportunities.

Reverting to its pattern for most of 2004, the U.S. stock market was little changed during the first half of 2005, as a decline in share prices during March and April was largely offset by a rally in May. The standoff between stock market bulls and bears reflected a mixed fundamental backdrop. On the one hand, investors were cheered by reasonably strong economic growth and generally favorable first-quarter corporate earnings. However, growth in both areas was expected to slow in the second half of the year, a scenario made more likely by four hikes in short-term interest rates by the Federal Reserve Board and crude oil prices that touched new all-time highs of around $60 per barrel near the end of the period.

"Reverting to its pattern for most
 of 2004, the U.S. stock market
 was little changed during the first
 half of 2005..."

Looking at performance

The Fund slightly outperformed the Standard & Poor's 500 Index during the first quarter, when the overall trend of share prices was down and investors showed more interest in the mega-capitalization, dividend-paying stocks we favor. Conversely, the Fund lost ground on its benchmark in the second quarter, as investors shifted their attention to lower-quality stocks. Overall, large caps fared a little better than small caps, though not as well as mid caps. One factor weighing down mega caps was weak demand from Europe, which accounts for a significant percentage of revenues for many of the largest U.S. companies. A stronger dollar also hampered the stocks of companies with international exposure, as investors reasoned that a more expensive greenback would lessen the value of revenues based on the euro and other foreign currencies when converted to U.S. dollars.

For the six months ended June 30, 2005, John Hancock Sovereign Investors Fund's Class A, Class B, Class C, Class I and Class R shares returned -2.50%, -2.80%, -2.79%, -2.27% and -2.42%, respectively, at net asset value. Those returns trailed both the -0.81% return of the S&P 500 and the -1.20% return of the average large-cap core fund, according to Lipper, Inc. 1 Keep in mind that your net asset value returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

[Photos of John Snyder and Barry Evans, flush right at top of page.]

Energy, utilities detract; materials outperform

In many respects, the Fund's underperformance versus the S&P 500 was more a result of what we didn't own than what we did. For example, the energy sector provided a strong boost to absolute performance, as it was the only sector among the Fund's holdings to register a double-digit gain. Paradoxically, though, energy was the biggest detractor compared with the S&P 500 because energy stocks in the index turned in an even better performance. The explanation lies in the fact that the Fund owned primarily large integrated energy companies such as Exxon Mobil, ChevronTexaco -- which shortened its name to Chevron during the period -- and BP Amoco, three of the Fund's strongest absolute contributors. Although the integrateds tend to have more consistent earnings growth than cyclical companies such as drillers and energy services firms, stocks in the latter two groups posted stronger returns during the period.

"In many respects, the Fund's
 underperformance versus the S&P
 500 was more a result of what we
 didn't own than what we did."

Similarly, the Fund's relative performance suffered because of utilities, where we had no exposure. Utilities had the second-best return after energy in the S&P 500, as many power companies were able to pass along higher energy costs to their customers. However, we felt that valuations in the group were expensive and thought there were better growth prospects elsewhere. TXU, a Texas-based utility, was one index component that detracted from the Fund's performance versus the index because we didn't own it.

The story in financials, another sector that detracted from performance, was somewhat different. Our positioning in this sector focused on brokerage stocks and asset managers. However, a mediocre stock market derailed holdings such as Bank of New York, which has a significant asset management business. While we reduced this position somewhat, we continued to like the company's above-average dividend yield, strong balance sheet and high profit margins.

[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Financials 21%, the second is Industrials 15%, the third is Information technology 13%, the fourth is Consumer staples 11%, the fifth is Health care 11%, the sixth is Energy 10%, the seventh is Consumer discretionary 9%, the eighth is Materials 3% and the ninth is Telecommunication services 1%.]

On an absolute basis, the biggest detractor was information technology giant IBM, whose stock stumbled when the company reported weaker-than-expected first-quarter revenues due to lackluster demand in Europe. In our opinion, the market overreacted to the news, and we added to the Fund's position. We liked IBM's attention to cutting costs and the recurring nature of much of its revenue stream.

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into three sections (from top to left): Common stocks 93%, Short-term investments & other 6% and Preferred stocks 1%.]

The materials sector made the most positive contribution to performance relative to the index, as the Fund benefited from a substantial position in specialty gas stock Praxair. Demand from the energy and health care sectors for Praxair's products remained strong during the period. Elsewhere, the consumer discretionary sector aided performance, although there were no standout stocks in the group.

A financial holding that bucked the sector's downward trend was Hartford Financial Services Group, which saw its stock surge after reporting a 17% increase in first-quarter profits and boosting its full-year earnings guidance. Strong underwriting results and higher investment income at the company's property and casualty unit drove its favorable results.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Exxon Mobil followed by an up arrow with the phrase "Oil pushes into new high ground." The second listing is IBM followed by a down arrow with the phrase "Weak European demand hurts revenues." The third listing is American International Group followed by a down arrow with the phrase "Accounting improprieties, restated earnings."]

Outlook

While we believe economic growth could slow in the coming months, we think the economy might provide some positive surprises. As well, any economic slowdown should benefit larger companies, as they are typically seen as better able to withstand adverse conditions than smaller firms. We like the values in the large-cap segment, which for the past six years or so has stood in the shadow of better-performing smaller stocks. Within the large-cap group, we are particularly struck by the performance gap between growth and value, which widened further during the period under review. Five years of underperformance in large-cap growth stocks have created an unusual opportunity: mega-cap, quality growth stocks now have valuations comparable to that of the overall market. That anomaly, together with the solid balance sheets, strong cash flows, rising dividends and other strong fundamentals of many companies in this group, give us confidence in positioning the Fund to benefit from an eventual correction of this valuation discrepancy.

"Five years of underperformance in
 large-cap growth stocks have created
 an unusual opportunity..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2005.

A LOOK AT
PERFORMANCE

For the period ended
June 30, 2005


                              Class A      Class B      Class C      Class I 1    Class R 1
Inception date                 5-1-36       1-3-94       5-1-98      12-1-03       8-5-03

Average annual returns with maximum sales charge (POP)
One year                        -3.58%       -4.23%       -0.18%        1.93%        1.79%
Five years                      -0.60        -0.60        -0.26           --           --
Ten years                        6.81         6.74           --           --           --
Since inception                    --           --         0.53         4.52         8.04

Cumulative total returns with maximum sales charge (POP)
Six months                      -7.38        -7.65        -3.77        -2.27        -2.42
One year                        -3.58        -4.23        -0.18         1.93         1.79
Five years                      -2.97        -2.97        -1.30           --           --
Ten years                       93.29        91.96           --           --           --
Since inception                    --           --         3.86         7.24        15.86

SEC 30-day yield as of June 30, 2005
                                 0.80         0.15         0.15         1.38         0.93

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

             Cum Value    Cum Value
               of $10K      of $10K      S&P 500
Plot Date     (No Load)     (W/Load)       Index

7-1-95         $10,000       $9,500      $10,000
7-31-95         10,161        9,653       10,332
12-31-95        11,221       10,661       11,445
6-30-96         12,229       11,618       12,600
12-31-96        13,193       12,534       14,072
6-30-97         15,371       14,603       16,972
12-31-97        17,037       16,186       18,767
6-30-98         18,497       17,574       22,091
12-31-98        19,698       18,714       24,131
6-30-99         20,841       19,801       27,119
12-31-99        20,862       19,820       29,208
6-30-00         19,923       18,928       29,084
12-31-00        21,714       20,630       26,549
6-30-01         20,875       19,832       24,771
12-31-01        20,399       19,380       23,393
6-30-02         18,192       17,283       20,315
12-31-02        16,588       15,759       18,223
6-30-03         17,704       16,820       20,366
12-31-03        19,831       18,841       23,451
6-30-04         20,051       19,050       24,258
12-31-04        20,868       19,826       26,003
6-30-05         20,345       19,329       25,792

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $25,792 as of June 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Sovereign Investors Fund, without sales charge (NAV) and is equal to $20,345 as of June 30, 2005. The third bar represents the same hypothetical $10,000 investment made in the John Hancock Sovereign Investors Fund, with sales charge (POP) and is equal to $19,329 as of June 30, 2005.]

                           Class B 1    Class C 1    Class I 2    Class R 2
Period beginning           6-30-95       5-1-98      12-1-03       8-5-03
Sovereign Investors Fund   $19,196      $10,386      $10,724      $11,586
Index                       25,792       11,842       11,446       12,764

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of June 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on December 31, 2004, with the same investment held until June 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 12-31-04         on 6-30-05          ended 6-30-05 1

Class A                $975.00                  $5.78
Class B                 972.00                   9.18
Class C                 972.10                   9.18
Class I                 977.30                   3.55
Class R                 975.80                   5.30


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on December 31, 2004, with the same investment held until June 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 12-31-04         on 6-30-05          ended 6-30-05 1

Class A              $1,018.94                  $5.91
Class B               1,015.48                   9.38
Class C               1,015.49                   9.38
Class I               1,021.20                   3.63
Class R               1,019.43                   5.42

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.18%, 1.88%, 1.88%, 0.72% and 1.08% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2005
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 93.24%                                                                                     $984,887,552
(Cost $723,983,426 )

Advertising 1.53%                                                                                          16,103,769
Omnicom Group, Inc.                                                                           201,650      16,103,769

Aerospace & Defense 1.77%                                                                                  18,707,850
General Dynamics Corp.                                                                        100,000      10,954,000
United Technologies Corp.                                                                     151,000       7,753,850

Asset Management & Custody Banks 1.79%                                                                     18,949,000
Bank of New York Co., Inc. (The)                                                              500,000      14,390,000
Northern Trust Corp.                                                                          100,000       4,559,000

Auto Parts & Equipment 1.07%                                                                               11,266,000
Johnson Controls, Inc.                                                                        200,000      11,266,000

Communications Equipment 2.64%                                                                             27,896,396
Cisco Systems, Inc. (I)                                                                     1,459,780      27,896,396

Computer Hardware 4.01%                                                                                    42,339,760
Dell, Inc. (I)(L)                                                                             410,000      16,199,100
International Business Machines Corp.                                                         352,300      26,140,660

Construction & Farm Machinery & Heavy Trucks 1.35%                                                         14,296,500
Caterpillar, Inc.                                                                             150,000      14,296,500

Consumer Finance 2.03%                                                                                     21,390,475
American Express Co.                                                                          401,850      21,390,475

Data Processing & Outsourced Services 1.79%                                                                18,886,500
Automatic Data Processing, Inc. (L)                                                           450,000      18,886,500

Diversified Banks 7.67%                                                                                    81,033,518
Bank of America Corp.                                                                         607,600      27,712,636
U.S. Bancorp.                                                                                 480,100      14,018,920
Wachovia Corp.                                                                                353,000      17,508,800
Wells Fargo & Co. (L)                                                                         353,900      21,793,162

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Drug Retail 1.93%                                                                                         $20,349,000
CVS Corp.                                                                                     700,000      20,349,000

Electrical Components & Equipment 2.37%                                                                    25,052,000
Emerson Electric Co.                                                                          400,000      25,052,000

Food Distributors 1.48%                                                                                    15,677,508
Sysco Corp. (L)                                                                               433,200      15,677,508

General Merchandise Stores 1.05%                                                                           11,094,199
Target Corp. (L)                                                                              203,900      11,094,199

Health Care Equipment 2.47%                                                                                26,131,680
Medtronic, Inc.                                                                               504,570      26,131,680

Home Furnishings 1.49%                                                                                     15,716,754
Leggett & Platt, Inc. (L)                                                                     591,300      15,716,754

Home Improvement Retail 2.50%                                                                              26,443,524
Lowe's Cos., Inc. (L)                                                                         454,200      26,443,524

Household Products 3.19%                                                                                   33,676,040
Colgate-Palmolive Co.                                                                         300,000      14,973,000
Procter & Gamble Co. (The) (L)                                                                354,560      18,703,040

Industrial Conglomerates 7.18%                                                                             75,826,813
3M Co. (L)                                                                                    326,950      23,638,485
General Electric Co.                                                                        1,068,350      37,018,328
Textron, Inc.                                                                                 200,000      15,170,000

Industrial Gases 2.70%                                                                                     28,463,280
Praxair, Inc. (L)                                                                             610,800      28,463,280

Industrial Machinery 2.58%                                                                                 27,294,832
Danaher Corp.                                                                                 100,000       5,234,000
Dover Corp.                                                                                   606,400      22,060,832

Integrated Oil & Gas 9.34%                                                                                 98,697,000
BP Plc, American Depositary Receipt (ADR) (United Kingdom)                                    351,500      21,926,570
Chevron Corp. (L)                                                                             302,300      16,904,616
Exxon Mobil Corp.                                                                             685,872      39,417,064
Total S.A., (ADR) (France) (L)                                                                175,000      20,448,750

Integrated Telecommunication Services 1.12%                                                                11,875,000
SBC Communications, Inc. (L)                                                                  500,000      11,875,000

Investment Banking & Brokerage 1.96%                                                                       20,720,262
Goldman Sachs Group, Inc. (The) (L)                                                           203,100      20,720,262

See notes to
financial statements.

11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Movies & Entertainment 1.55%                                                                              $16,367,000
Disney (Walt) Co. (The)                                                                       650,000      16,367,000

Multi-Line Insurance 4.03%                                                                                 42,548,048
American International Group, Inc.                                                            407,720      23,688,532
Hartford Financial Services Group, Inc. (The) (L)                                             252,200      18,859,516

Other Diversified Financial Services 3.37%                                                                 35,571,997
Citigroup, Inc.                                                                               769,457      35,571,997

Pharmaceuticals 8.17%                                                                                      86,311,400
Abbot Laboratories                                                                            701,700      34,390,317
Johnson & Johnson (L)                                                                         407,850      26,510,250
Pfizer, Inc.                                                                                  921,350      25,410,833

Semiconductors 1.22%                                                                                       12,841,500
Linear Technology Corp. (L)                                                                   350,000      12,841,500

Soft Drinks 2.88%                                                                                          30,461,012
PepsiCo, Inc. (L)                                                                             564,825      30,461,012

Systems Software 2.99%                                                                                     31,622,562
Microsoft Corp.                                                                             1,273,050      31,622,562

Tobacco 2.02%                                                                                              21,276,373
Altria Group, Inc.                                                                            329,050      21,276,373


                                                                                Credit
Issuer, description                                                             rating (A)     Shares           Value
Preferred stocks 0.65%                                                                                     $6,900,000
(Cost $6,000,000)

Oil & Gas Exploration & Production 0.65%                                                                    6,900,000
Lasmo America Ltd., 8.15%, Ser A (S)                                            A+             60,000       6,900,000


                                                                                Interest    Par value
Issuer, description, maturity date                                              rate            (000)           Value
Short-term investments 30.12%                                                                            $318,223,558
(Cost $318,223,558)

Joint Repurchase Agreement 6.82%                                                                           72,046,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 06-30-05 due 07-01-05 (secured
by U.S. Treasury Inflation Indexed Note
1.875% due 07-15-13)                                                            2.900%        $72,046      72,046,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Cash Equivalents 23.30%                                                                                   246,177,558
AIM Cash Investment Trust (T)                                                             246,177,558     246,177,558

Total investments 124.01%                                                                              $1,310,011,110

Other assets and liabilities, net (24.01%)                                                              ($253,675,683)

Total net assets 100.00%                                                                               $1,056,335,427


(A) Credit ratings are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,900,000 or 0.65% of the Fund's net assets as of June 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $1,048,206,984)
including $241,353,531 of securities loaned                    $1,310,011,110
Cash                                                                       83
Receivable for shares sold                                            198,201
Dividends and interest receivable                                   1,265,329
Other assets                                                          221,320

Total assets                                                    1,311,696,043

Liabilities
Payable for investments purchased                                   5,266,480
Payable for shares repurchased                                      1,801,394
Payable upon return of securities loaned                          246,177,558
Payable to affiliates
Management fees                                                     1,584,503
Distribution and service fees                                          75,639
Other                                                                  55,687
Other payables and accrued expenses                                   399,355

Total liabilities                                                 255,360,616

Net assets
Capital paid-in                                                   744,440,506
Accumulated net realized gain on investments                       50,356,253
Net unrealized appreciation of investments                        261,804,126
Distributions in excess of net investment income                     (265,458)

Net assets                                                     $1,056,335,427

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($852,808,122 [DIV] 44,970,364 shares)                         $18.96
Class B ($181,140,989 [DIV] 9,573,163 shares)                          $18.92
Class C ($19,464,490 [DIV] 1,027,245 shares)                           $18.95
Class I ($2,804,588 [DIV] 147,906 shares)                              $18.96
Class R ($117,238 [DIV] 6,179 shares)                                  $18.97

Maximum offering price per share
Class A 1 ($18.96 [DIV] 95%)                                           $19.96

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $42,177)           $10,859,015
Interest                                                              940,029
Securities lending                                                     95,010

Total investment income                                            11,894,054

Expenses
Investment management fees                                          3,247,004
Class A distribution and service fees                               1,326,318
Class B distribution and service fees                               1,019,245
Class C distribution and service fees                                 110,094
Class R distribution and service fees                                     148
Class A, B and C transfer agent fees                                1,143,649
Class I transfer agent fees                                               727
Class R transfer agent fees                                                95
Accounting and legal services fees                                    123,487
Custodian fees                                                         93,469
Printing                                                               91,490
Miscellaneous                                                          90,671
Professional fees                                                      38,391
Registration and filing fees                                           32,293
Trustees' fees                                                         27,587
Securities lending fees                                                 4,860

Total expenses                                                      7,349,528

Net investment income                                               4,544,526

Realized and unrealized gain (loss)

Net realized gain on investments                                   31,711,193
Change in net unrealized appreciation
(depreciation) of investments                                     (65,258,785)

Net realized and unrealized loss                                  (33,547,592)

Decrease in net assets from operations                           ($29,003,066)

1 Semiannual period from 1-1-05 through 6-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                     Year             Period
                                                     ended             ended
                                                  12-31-04           6-30-05 1
Increase (decrease) in net assets
From operations

Net investment income                           $9,284,732        $4,544,526
Net realized gain                               50,339,048        31,711,193
Change in net unrealized
appreciation (depreciation)                     (1,469,313)      (65,258,785)

Increase (decrease) in net assets
resulting from operations                       58,154,467       (29,003,066)

Distributions to shareholders
From net investment income
Class A                                         (8,629,122)       (4,222,941)
Class B                                           (618,323)         (251,470)
Class C                                            (71,077)          (27,037)
Class I                                            (41,971)          (20,797)
Class R                                             (1,148)             (617)
                                                (9,361,641)       (4,522,862)
From Fund share transactions                  (200,209,815)     (107,419,488)

Net assets
Beginning of period                          1,348,697,832     1,197,280,843

End of period 2                             $1,197,280,843    $1,056,335,427

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

2 Includes distribution in excess of net investment income of $287,122 and $265,458, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                  12-31-00 1   12-31-01 1,2   12-31-02 1   12-31-03   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                             $24.51       $23.35         $19.88       $15.81     $18.74    $19.54
Net investment income 4                           0.33         0.32           0.24         0.14       0.17      0.09
Net realized and unrealized
gain (loss) on investments                        0.61        (1.77)         (3.94)        2.93       0.80     (0.58)
Total from
investment operations                             0.94        (1.45)         (3.70)        3.07       0.97     (0.49)
Less distributions
From net investment income                       (0.33)       (0.37)         (0.25)       (0.14)     (0.17)    (0.09)
From net realized gain                           (1.77)       (1.65)         (0.12)          --         --        --
                                                 (2.10)       (2.02)         (0.37)       (0.14)     (0.17)    (0.09)
Net asset value, end of period                  $23.35       $19.88         $15.81       $18.74     $19.54    $18.96
Total return 5 (%)                                4.10        (6.06)        (18.68)       19.55       5.23     (2.50) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $1,446       $1,217           $908         $998       $936      $853
Ratio of expenses
to average net assets (%)                         1.08         1.10           1.17         1.24       1.20      1.18 7
Ratio of net investment income
to average net assets (%)                         1.44         1.50           1.36         0.85       0.91      0.96 7
Portfolio turnover (%)                              46           76             85           47         20        16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                  12-31-00 1   12-31-01 1,2   12-31-02 1   12-31-03   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                             $24.48       $23.31         $19.86       $15.79     $18.71    $19.49
Net investment income 4                           0.17         0.17           0.12         0.03       0.03      0.02
Net realized and unrealized
gain (loss) on investments                        0.60        (1.76)         (3.94)        2.92       0.80     (0.57)
Total from
investment operations                             0.77        (1.59)         (3.82)        2.95       0.83     (0.55)
Less distributions
From net investment income                       (0.17)       (0.21)         (0.13)       (0.03)     (0.05)    (0.02)
From net realized gain                           (1.77)       (1.65)         (0.12)          --         --        --
                                                 (1.94)       (1.86)         (0.25)       (0.03)     (0.05)    (0.02)
Net asset value, end of period                  $23.31       $19.86         $15.79       $18.71     $19.49    $18.92
Total return 5 (%)                                3.32        (6.66)        (19.29)       18.75       4.45     (2.80) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                     $663         $551           $328         $315       $232      $181
Ratio of expenses
to average net assets (%)                         1.78         1.80           1.87         1.94       1.90      1.88 7
Ratio of net investment income
to average net assets (%)                         0.75         0.80           0.65         0.16       0.18      0.26 7
Portfolio turnover (%)                              46           76             85           47         20        16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                  12-31-00 1   12-31-01 1,2   12-31-02 1   12-31-03   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                             $24.50       $23.33         $19.88       $15.81     $18.73     $19.52
Net investment income 4                           0.18         0.17           0.12         0.03       0.04       0.02
Net realized and unrealized
gain (loss) on investments                        0.59        (1.76)         (3.94)        2.92       0.80      (0.57)
Total from
investment operations                             0.77        (1.59)         (3.82)        2.95       0.84      (0.55)
Less distributions
From net investment income                       (0.17)       (0.21)         (0.13)       (0.03)     (0.05)     (0.02)
From net realized gain                           (1.77)       (1.65)         (0.12)          --         --         --
                                                 (1.94)       (1.86)         (0.25)       (0.03)     (0.05)     (0.02)
Net asset value, end of period                  $23.33       $19.88         $15.81       $18.73     $19.52     $18.95
Total return 5 (%)                                3.32        (6.66)        (19.27)       18.73       4.50      (2.79) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                      $12          $17            $24          $32        $27        $19
Ratio of expenses
to average net assets (%)                         1.79         1.80           1.87         1.94       1.90       1.88 7
Ratio of net investment income
to average net assets (%)                         0.76         0.82           0.67         0.14       0.19       0.25 7
Portfolio turnover (%)                              46           76             85           47         20         16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


Period ended                                    12-31-03 8   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                               $18.09       $18.74    $19.54
Net investment income 4                             0.01         0.26      0.14
Net realized and unrealized
gain (loss) on investments                          0.67         0.80     (0.58)
Total from
investment operations                               0.68         1.06     (0.44)
Less distributions
From net investment income                         (0.03)       (0.26)    (0.14)
Net asset value, end of period                    $18.74       $19.54    $18.96
Total return 5 (%)                                  3.78 6       5.73     (2.27) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                         $3           $3        $3
Ratio of expenses
to average net assets (%)                           0.70 7       0.72      0.72 7
Ratio of net investment income
to average net assets (%)                           0.92 7       1.38      1.42 7
Portfolio turnover (%)                                47           20        16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES


Period ended                                    12-31-03 8   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                               $16.63       $18.75    $19.54
Net investment income 4                             0.02         0.19      0.10
Net realized and unrealized
gain (loss) on investments                          2.11         0.79     (0.57)
Total from
investment operations                               2.13         0.98     (0.47)
Less distributions
From net investment income                         (0.01)       (0.19)    (0.10)
Net asset value, end of period                    $18.75       $19.54    $18.97
Total return 5 (%)                                 12.84 6       5.22     (2.42) 6

Ratios and supplemental data

Net assets, end of period
(in millions)                                         -- 9         -- 9      -- 9
Ratio of expenses
to average net assets (%)                           1.69 7       1.13      1.08 7
Ratio of net investment income
to average net assets (%)                           0.27 7       1.00      1.06 7
Portfolio turnover (%)                                47           20        16

1 Audited by previous auditor.

2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the period ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Class I and Class R shares began operations on 12-1-03 and 8-5-03, respectively.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Sovereign Investors Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less, may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2005, the Fund loaned securities having a market value of $241,353,531 collateralized by cash in the amount of $246,177,558. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,562,105 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 -- $3,216,199, December 31, 2009 -- $1,199,819 and December 31, 2010 -- $146,087. Availability of
a certain amount of the loss carryforward, which was acquired on December 5, 2003, in a merger with John Hancock Dividend Performers Fund, and on December 19, 2003, in a merger with John Hancock Large Cap Spectrum Fund, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004 the tax character of distributions paid was as follows: ordinary income in the amount of $9,361,641. Distributions paid by the Fund, with respect to each class of shares, are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund's average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and
(d) 0.45% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2005, JH Funds received net up-front sales charges of $243,543 with regard to sales of Class A shares. Of this amount, $36,771 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $123,579 was paid as sales commissions to unrelated broker-dealers and $83,193 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2005, CDSCs received by JH Funds amounted to $189,710 for Class B shares and $525 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee, at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R shares average net asset value, plus a fee for reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's transfer agent fee if it exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended June 30, 2005.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $123,487. The Fund also paid the Adviser the amount of $429 for certain publishing services, included in the printing fees and the amount of $15,120 for certain compliance costs included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 6,013 Class R shares of beneficial interest of the Fund on June 30, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 12-31-04          Period ended 6-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       4,217,221     $78,795,322     1,717,837     $32,859,549
Distributions reinvested     421,891       8,009,948       204,001       3,922,503
Repurchased               (9,991,009)   (187,491,817)   (4,848,011)    (93,258,772)
Net decrease              (5,351,897)  ($100,686,547)   (2,926,173)   ($56,476,720)

Class B shares
Sold                       1,467,756     $27,200,237       313,574      $6,009,772
Distributions reinvested      30,317         587,061        12,485         239,553
Repurchased               (6,457,833)   (120,276,298)   (2,651,511)    (50,658,062)
Net decrease              (4,959,760)   ($92,489,000)   (2,325,452)   ($44,408,737)

Class C shares
Sold                         185,420      $3,468,322        34,564        $663,063
Distributions reinvested       3,371          65,383         1,292          24,832
Repurchased                 (536,070)    (10,017,683)     (369,113)     (7,093,280)
Net decrease                (347,279)    ($6,483,978)     (333,257)    ($6,405,385)

Class I shares
Sold                          30,155        $564,457         7,945        $152,725
Distributions reinvested       2,204          41,652         1,075          20,668
Repurchased                  (60,967)     (1,160,215)      (15,654)       (301,267)
Net decrease                 (28,608)      ($554,106)       (6,634)      ($127,874)

Class R shares
Sold                             286          $5,283            46            $876
Distributions reinvested           2              35             1              20
Repurchased                      (82)         (1,502)          (87)         (1,668)
Net increase (decrease)          206          $3,816           (40)          ($772)

Net decrease             (10,687,338)  ($200,209,815)   (5,591,556)  ($107,419,488)

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2005, aggregated $170,052,951 and $299,789,134, respectively.

The cost of investments owned on June 30, 2005, including short-term investments, for federal income tax purposes, was $1,048,270,300. Gross unrealized appreciation and depreciation of investments aggregated $274,313,774 and $12,572,964, respectively, resulting in net unrealized appreciation of $261,740,810. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock
Sovereign Investors
Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Investment Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the John Hancock Sovereign Investors Fund (the "Fund").

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, Extent and Quality
of Services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the significant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund Performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indices. Lipper determined the Universe for the Fund. The Board reviewed with a repre sentative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that, except for the five-year time period, the performance of the Fund was below the median and average performance of its Universe and benchmark indices, the Lipper Large-Cap Core Funds Index and S&P 500 Index, for time periods under review. The Adviser discussed with the Board factors that contributed to the Fund's under-performance and described changes in investment personnel and processes which have been and are being implemented with the objective of improving performance. The Board noted that the Fund's most recent performance through March 31, 2005 was higher than its benchmark indices. The Board evaluated the actions that had been and are being taken and intends to continue to monitor the Fund's performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment Advisory Fee
Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was slightly lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was not appreciably higher than that of the Peer Group and was lower than that of the Universe. It also noted that, when compared with the Fund's Peer Group, the most significant contributor to such difference was the Fund's other non-management fees. The Board noted that, historically, the Fund's total operating expense ratio has been consistently below the Universe's median total operating expense ratio. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expense results and actions taken with the intention of improving the Fund's performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of Scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information About
Services to Other Clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other Benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other Factors and
Broader Review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory
Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
                      Technology Leaders Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with
your financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
            Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour automated information         1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

Now available: electronic delivery
www.jhfunds.com/edelivery

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of
the shareholders of John Hancock
Sovereign Investors Fund.

290SA  6/05
       8/05

JOHN HANCOCK
Balanced Fund

6.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 16

For more information
page 33


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
current income,
long-term growth of
capital and income
and preservation of
capital. To pursue
these goals, the
Fund allocates its
investments among
a diversified mix of
debt and equity
securities.

Over the last six months

* The stock market stalled, as investors worried that the Federal Reserve would raise interest rates too far and set off a recession.

* Although short-term bond yields rose, long-term yields fell, helping the bond market move higher.

* Strong stock selection, particularly in the energy and utilities sectors, drove Fund performance.

[Bar chart with heading "John Hancock Balanced Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.12% total return for Class A. The second bar represents the 4.76% total return for Class B. The third bar represents the 4.76% total return for Class C and the fourth bar represents the 5.41% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 4.1%   Rosetta Resources, Inc.
 3.6%   Canadian Natural Resources Ltd.
 3.3%   News Corp.
 3.2%   British Energy Group PLC
 3.1%   Willis Group Holdings Ltd.
 3.0%   Telewest Global, Inc.
 3.0%   Gap, Inc. (The)
 2.9%   Nextel Communications, Inc. (Class A)
 2.9%   Lasmo America Ltd., 8.15%, Ser A
 2.7%   Microsoft Corp.

As a percentage of net assets on June 30, 2005.

BY TIMOTHY E. KEEFE, CFA, AND ROGER C. HAMILTON, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Balanced Fund

Stocks came under pressure in the first half of 2005, as the Federal Reserve continued to raise short-term interest rates and investors worried about the economy stalling. High oil and gas prices, signs that China's robust growth could be slowing, the possibility of a decline in housing prices and geopolitical tensions further weighed on the market. Among the weakest performers were consumer discretionary and technology stocks, which retreated amid concerns that higher energy prices would restrain consumer and corporate spending. Despite strong gains from the energy and utilities sectors, the Standard & Poor's 500 Index ended the first six months of 2005 with a disappointing -0.81% return.

Bonds outpaced stocks, with the Lehman Brothers Aggregate Bond Index returning 2.51% over the same period. Long-term bonds rallied, signaling investors' confidence that the Fed's actions would help keep long-term inflation in check. Prices on short-term bonds, however, declined, while yields rose in anticipation of the Fed's rate hikes. Corporate bonds trailed Treasuries.

"Stocks came under pressure in
 the first half of 2005..."

Performance review

For the six months ended June 30, 2005, John Hancock Balanced Fund's Class A, Class B, Class C and Class I shares returned 5.12%, 4.76%, 4.76% and 5.41%, respectively, at net asset value. These gains beat the average balanced fund, which returned 0.35% over the same period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

The Fund benefited from strong stock selection, as we focused on stocks that we believed would benefit from either rising assets or strong earnings growth. During the period, equities represented 60%-70% of the Fund's assets. We favored stocks because we thought they would outperform bonds as interest rates rose. We were also concerned that rising interest rates might slow economic growth, hurting corporate bond returns.

[Photos of Tim Keefe and Roger Hamilton, flush right at top of page.]

Strength from energy and utilities

Energy and utilities stocks were the biggest drivers of performance. The Fund had a much larger stake in energy than the S&P 500, focusing on exploration and production companies that have the reserves to increase production for years to come. We believed the value of these reserves would grow as oil and gas prices rose. Among our top performers were Suncor and Canadian Natural Resources, companies with reserves in the vast oil sands of Alberta, Canada. In addition, EnCana, a large North American company that has shed some assets so it can focus solely on long-lived reserves, rallied nicely.

The Fund also had a large overweight in utilities, targeting companies with the potential to benefit from either restructuring or earnings growth. British Energy and Allegheny Energy were both standouts. British Energy is a nuclear power company in Great Britain that recently emerged from bankruptcy. The stock benefited from improved pricing, while the costs of nuclear production remained cheap. Allegheny Energy in Pennsylvania rallied after returning to its roots as a traditional regulated electric utility. These gains more than offset a modest loss from Reliant Resources, a utility in Texas with a lot of generation capacity that we think investors have not fully valued.

"Energy and utilities stocks
 were the biggest drivers
 of performance."

Further gains from telecom

In telecom, we focused on wireless companies, which did well as more people used more of their services. Our biggest gains came from NII Holdings, a company that offers service mainly in Mexico and Brazil. Nextel Communications also rallied after announcing it would merge with Sprint. Telewest Global, a company in the United Kingdom that offers cable television as well as telephony and Internet access, further bolstered performance as investors began to recognize its attractive valuation. Elsewhere, we invested in media stocks whose prices looked cheap relative to their earnings potential. However, News Corp., a top holding, declined as some of its satellite operations continued to lose money.

Disappointments from materials and financials

Not all our investments played out as we had hoped. We had a relatively large stake in materials stocks, expecting they would benefit from rising commodity prices. Instead, the U.S. dollar strengthened, causing gold and silver prices to decline. The Fund's investments in both Apex Silver Mines and Newmont Mining suffered. In financials, we focused on companies that did not have much debt on their balance sheets and whose stocks were attractively valued. Among our investments was Willis Group Holdings, the world's third largest insurance broker. While we still expect Willis to emerge from the industry's turmoil with market share gains, the stock declined during the period as the company's compensation costs increased. The Fund remained underweight in technology, industrials and consumer staples largely because we found more attractive opportunities elsewhere.

[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Financials 16%, the second is Utilities 15%, the third is Energy 14%, the fourth is Consumer discretionary 10%, the fifth is Health care 9%, the sixth is Telecommunications services 9%, the seventh is Materials 7%, the eighth is U.S. government agencies 6%, the ninth is Government - U.S. 5%, the tenth is Industrials 4%, the eleventh is Information technology 3% and the twelfth is Foreign government 1%.]

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into five sections (from top to left): Common stocks 67%, Bonds 18%, U.S. government & agency securities 11%, Preferred stocks 3% and Short-term investments & other 1%.]

Focus on corporate bonds

The Fund's fixed-income investments performed in line with the Lehman Brothers Aggregate Bond Index. The Fund benefited from being well positioned for a yield curve flattening with an emphasis on short- and long-maturity bonds. The yield curve is a graph that plots the yields of Treasuries from short to long maturities. As short-term bond yields rose and long-term bond yields fell, the usually upward sloping curve flattened. Our bias toward corporate bonds, however, modestly hampered returns as fears that the economy could weaken caused corporate returns to trail those of Treasuries. We continued to regard corporate bonds as long-term investments that would add to returns over time.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Canadian Natural Resouces followed by an up arrow with the phrase "Higher commodity prices boosted value of long-lived reserves." The second listing is British Energy followed by an up arrow with the phrase "Restructuring, improved pricing, cheap production costs." The third listing is Willis Group Holdings followed by a down arrow with the phrase "Compensation costs increased with no market share gains."]

Cautious optimism for stocks

We believe the economy could continue to grow at a moderate pace with inflation remaining in check and interest rates staying low. In this environment, we think both stocks and bonds could do well. However, we also recognize that there are pressures that could continue to weigh on the markets, including the U.S. budget and trade deficits, and geopolitical tensions. Going forward, we expect to favor stocks unless we see any of these issues worsening. We also plan to keep a sizable stake in the materials sector, where stocks should eventually benefit from a weaker U.S. dollar.

"We believe the economy could con
 tinue to grow at a moderate pace with
 inflation remaining in check and
 interest rates staying low."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2005.

A LOOK AT
PERFORMANCE

For the period ended
June 30, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                10-5-92      10-5-92       5-3-99       3-1-02

Average annual returns with maximum sales charge (POP)
One year                         5.50%        5.32%        9.32%       11.51%
Five years                      -0.14        -0.17         0.19           --
Ten years                        5.40         5.35           --           --
Since inception                    --           --        -0.65         3.24

Cumulative total returns with maximum sales charge (POP)
Six months                      -0.10        -0.24         3.76         5.41
One year                         5.50         5.32         9.32        11.51
Five years                      -0.69        -0.85         0.96           --
Ten years                       69.25        68.41           --           --
Since inception                    --           --        -3.94        11.22

SEC 30-day yield as of June 30, 2005
                                 6.84         6.50         6.50         7.83

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

                                                             Index 2
             Cum Value    Cum Value      Index 1     Lehman Brothers
               of $10K      of $10K      S&P 500   Government/Credit
Plot Date     (No Load)     (W/Load)       Index   Credit Bond Index

7-1-95         $10,000       $9,500      $10,000             $10,000
7-31-95         10,110        9,607       10,332               9,961
12-31-95        10,991       10,444       11,445              10,666
6-30-96         11,574       10,999       12,600              10,466
12-31-96        12,324       11,711       14,072              10,976
6-30-97         13,609       12,932       16,972              11,277
12-31-97        14,887       14,146       18,767              12,047
6-30-98         15,985       15,190       22,091              12,549
12-31-98        16,973       16,128       24,131              13,188
6-30-99         17,563       16,689       27,119              12,888
12-31-99        17,633       16,756       29,208              12,905
6-30-00         17,033       16,186       29,084              13,444
12-31-00        17,311       16,450       26,549              14,434
6-30-01         16,678       15,848       24,771              14,940
12-31-01        16,406       15,590       23,393              15,661
6-30-02         14,298       13,587       20,315              16,172
12-31-02        13,423       12,755       18,223              17,390
6-30-03         14,618       13,891       20,366              18,299
12-31-03        15,867       15,078       23,451              18,202
6-30-04         16,035       15,237       24,258              18,168
12-31-04        16,942       16,100       26,003              18,965
6-30-05         17,810       16,925       25,792              19,486

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Standard & Poor's 500 Index and is equal to $25,792 as of June 30, 2005. The second line represents the Lehman Brothers Government/Credit Bond Index and is equal to $19,486 as of June 30, 2005. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Balanced Fund, without sales charge
(NAV) and is equal to $17,810 as of June 30, 2005. The fourth bar represents the same hypothetical $10,000 investment made in the John Hancock Balanced Fund, with sales charge (POP) and is equal to $16,925 as of June 30, 2005.]

                                    Class B 1    Class C 1    Class I 2
Period beginning                    6-30-95       5-3-99       3-1-02
Balanced Fund                       $16,841       $9,606      $11,122
Index 1                              25,792        9,661       11,156
Index 2                              19,486       14,908       12,309

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Government/Credit Bond Index -- Index 2 -- is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on December 31, 2004, with the same investment held until June 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 12-31-04         on 6-30-05          ended 6-30-05 1

Class A              $1,051.20                  $6.95
Class B               1,047.60                  10.49
Class C               1,047.60                  10.50
Class I               1,054.10                   4.32

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:


Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on December 31, 2004, with the same investment held until June 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 12-31-04         on 6-30-05          ended 6-30-05 1

Class A              $1,018.02                  $6.84
Class B               1,014.55                  10.32
Class C               1,014.54                  10.33
Class I               1,020.59                   4.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.07%, 2.07% and 0.85% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2005
(unaudited)

This schedule is divided into five main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, common stocks, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                 Interest       Maturity        Credit     Par value
Issuer, description                                  rate       date            rating (A)     (000)           Value
Bonds 18.17%                                                                                             $21,972,270
(Cost $21,055,919)

Broadcasting & Cable TV 0.88%                                                                              1,057,545
Comcast Cable Communications, Inc.,
Note                                                6.200%      11-15-08        BBB+          $1,000       1,057,545

Consumer Finance 4.66%                                                                                     5,639,052
Ford Motor Credit Co.,
Note                                                6.500       01-25-07        BB+            1,500       1,510,767
Household Finance Corp.,
Sr Note                                             6.500       01-24-06        A              2,015       2,044,135
Sr Note                                             6.400       06-17-08        A              1,000       1,059,132
Standard Credit Card Master Trust,
Pass Thru Ctf Ser 1994-2 Class A                    7.250       04-07-06        AAA            1,000       1,025,018

Electric Utilities 3.72%                                                                                   4,505,428
Kansas City Power & Light Co.,
Sr Note                                             6.500       11-15-11        BBB            1,000       1,109,451
Midland Funding Corp. II,
Lease Oblig Bond Ser A                             11.750       07-23-05        BB-            1,290       1,294,420
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B                     7.500       08-01-08        BBB-           1,944       2,101,557

Electrical Components & Equipment 1.55%                                                                    1,875,951
AMETEK, Inc.,
Sr Note                                             7.200       07-15-08        BBB            1,750       1,875,951

Foreign Government 0.67%                                                                                     810,214
Canada, Government of,
Treasury Bill (Canada)                               Zero       10-20-05        AAA            1,000         810,214

Gas Utilities 0.02%                                                                                           17,773
Kinder Morgan Energy Partners, L.P.,
Sr Bond                                             7.750       03-15-32        BBB+              14          17,773

Health Care Services 1.71%                                                                                 2,066,280
Caremark Rx, Inc.,
Sr Note                                             7.375       10-01-06        BBB-           2,000       2,066,280

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                 Interest       Maturity        Credit     Par value
Issuer, description                                  rate       date            rating (A)     (000)           Value
Multi-Utilities & Unregulated Power 2.22%                                                                 $2,688,246
CalEnergy Co., Inc.,
Sr Bond                                             8.480%      09-15-28        BBB-          $2,000       2,688,246

Other Diversified Financial Services 1.88%                                                                 2,273,051
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                           9.000       06-01-17        BB+            1,000       1,186,580
General Electric Capital Corp.,
Note Ser A                                          6.125       02-22-11        AAA            1,000       1,086,471

Paper Products 0.01%                                                                                           7,829
Norske Skogindustrier ASA,
(Norway) (S)                                        7.625       10-15-11        BBB-               7           7,829

Regional Banks 0.84%                                                                                       1,016,560
Greater Bay Bancorp,
Sr Note Ser B                                       5.250       03-31-08        BBB-           1,000       1,016,560

Specialized Finance 0.01%                                                                                     14,341
Principal Life Global Funding I,
Note (S)                                            6.250       02-15-12        AA                13          14,341


Issuer                                                                                        Shares           Value
Common stocks 66.69%                                                                                     $80,662,826
(Cost $72,189,598)

Aluminum 0.32%                                                                                               386,484
Novelis, Inc. (Canada)                                                                        15,050         386,484

Apparel Retail 3.48%                                                                                       4,213,575
DSW, Inc. (Class A) (I)                                                                       26,000         648,700
Gap, Inc. (The)                                                                              180,500       3,564,875

Biotechnology 1.12%                                                                                        1,360,350
Amgen, Inc. (I)                                                                               22,500       1,360,350

Broadcasting & Cable TV 5.98%                                                                              7,234,535
Liberty Global, Inc. (Class A) (I)                                                            68,800       3,210,896
News Corp. (Class B) (L)                                                                     238,650       4,023,639

Communications Equipment 0.22%                                                                               261,138
Cisco Systems, Inc. (I)                                                                       13,665         261,138

Computer Hardware 0.15%                                                                                      185,500
International Business Machines Corp.                                                          2,500         185,500

Diversified Banks 2.41%                                                                                    2,911,590
UBS AG (Switzerland)                                                                          37,400       2,911,590

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                        Shares           Value
Diversified Commercial Services 0.68%                                                                       $818,387
Accenture Ltd. (Class A) (Bermuda) (I)                                                        36,100         818,387


Diversified Metals & Mining 2.15%                                                                          2,597,400
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)                                            69,375       2,597,400

Electric Utilities 3.99%                                                                                   4,829,872
Allegheny Energy, Inc. (I) (L)                                                               107,250       2,704,845
Reliant Resources, Inc. (I)                                                                  171,650       2,125,027

Electrical Components & Equipment 0.54%                                                                      654,843
Samsung Electronics Co., Ltd., Global Depositary Receipt (South Korea) (S)                     2,740         654,843

Gas Utilities 1.74%                                                                                        2,106,390
Southern Union Co. (I) (L)                                                                    85,800       2,106,390

Gold 2.17%                                                                                                 2,629,451
Newmont Mining Corp. (L)                                                                      67,370       2,629,451

Health Care Equipment 2.15%                                                                                2,595,150
Boston Scientific Corp. (I)                                                                   25,050         676,350
Hospira, Inc. (I)                                                                             49,200       1,918,800

Industrial Conglomerates 0.48%                                                                               577,966
3M Co.                                                                                         7,994         577,966

Industrial Machinery 0.41%                                                                                   494,016
Illinois Tool Works, Inc.                                                                      6,200         494,016

Insurance Brokers 4.12%                                                                                    4,983,981
Benfield Group Plc (United Kingdom)                                                          270,000       1,280,077
Willis Group Holdings Ltd. (Bermuda)                                                         113,200       3,703,904

Integrated Oil & Gas 1.89%                                                                                 2,291,234
Suncor Energy, Inc. (Canada)                                                                  48,420       2,291,234

Integrated Telecommunication Services 4.41%                                                                5,332,733
NTL, Inc. (I)                                                                                 24,820       1,698,184
Telewest Global, Inc. (United Kingdom) (I)                                                   159,550       3,634,549

Investment Banking & Brokerage 0.57%                                                                         695,228
Morgan Stanley                                                                                13,250         695,228

Life & Health Insurance 1.30%                                                                              1,569,274
Prudential Financial, Inc.                                                                    23,900       1,569,274

Multi-Utilities & Unregulated Power 3.22%                                                                  3,892,492
British Energy Group Plc (United Kingdom) (I)                                                533,564       3,892,492

See notes to
financial statements.


12


FINANCIAL STATEMENTS


Issuer                                                                                        Shares           Value
Oil & Gas Drilling 0.85%                                                                                  $1,026,120
GlobalSantaFe Corp. (Cayman Islands)                                                          25,150       1,026,120

Oil & Gas Exploration & Production 8.15%                                                                   9,855,447
Canadian Natural Resources Ltd. (Canada)                                                     119,500       4,347,410
EnCana Corp. (Canada)                                                                         15,520         614,437
Rosetta Resources, Inc. (I) (S)                                                              305,850       4,893,600

Pharmaceuticals 4.38%                                                                                      5,297,226
Abbot Laboratories                                                                            30,300       1,485,003
Johnson & Johnson                                                                             28,410       1,846,650
Shire Pharmaceuticals Group Plc, American Depositary Receipt (United Kingdom)                 59,926       1,965,573

Precious Metals & Mining 2.20%                                                                             2,660,751
Apex Silver Mines Ltd. (Cayman Islands) (I) (L)                                              193,650       2,660,751

Systems Software 2.88%                                                                                     3,482,084
Microsoft Corp.                                                                              132,755       3,297,634
Novell, Inc. (I)                                                                              29,750         184,450

Wireless Telecommunication Services 4.73%                                                                  5,719,609
Nextel Communications, Inc. (Class A) (I)                                                    108,650       3,510,482
NII Holdings, Inc. (I)                                                                        34,550       2,209,127


                                                                                Credit
Issuer, description                                                             rating (A)    Shares           Value
Preferred stocks 2.85%                                                                                    $3,450,000
(Cost $3,000,000)

Oil & Gas Exploration & Production 2.85%                                                                   3,450,000
Lasmo America Ltd., 8.15%, Ser A (S)                                            A+            30,000       3,450,000


                                                Interest        Maturity        Credit     Par value
Issuer, description                                 rate        date            rating (A)     (000)           Value
U.S. government and agencies securities 10.81%                                                           $13,079,886
(Cost $12,148,189)

Government U.S. 5.24%                                                                                      6,345,200
United States Treasury,
Bond (L)                                            6.000%      02-15-26        AAA           $1,000       1,232,109
Bond (L)                                            5.375       02-15-31        AAA              675         796,500
Note (L)                                            6.000       08-15-09        AAA              750         814,892
Note (L)                                            4.000       03-15-10        AAA            2,000       2,021,796
Note (L)                                            3.375       09-15-09        AAA            1,500       1,479,903

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                Interest        Maturity        Credit     Par value
Issuer, description                                 rate        date            rating (A)     (000)           Value
Government U.S. Agency 5.57%                                                                              $6,734,686
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                 7.500%      08-01-08        AAA              $61          63,527
15 Yr Pass Thru Ctf                                 7.000       07-01-11        AAA              121         126,963
15 Yr Pass Thru Ctf                                 6.500       08-01-16        AAA               46          48,471
15 Yr Pass Thru Ctf                                 4.500       12-01-17        AAA              747         745,396
30 Yr Pass Thru Ctf                                 8.000       01-01-31        AAA               22          23,733
30 Yr Pass Thru Ctf                                 7.500       04-01-31        AAA               27          29,449
30 Yr Pass Thru Ctf                                 7.000       06-01-31        AAA               17          18,792
30 Yr Pass Thru Ctf                                 7.000       06-01-32        AAA               16          17,732
Note (L)                                            6.000       05-15-11        AAA            1,500       1,649,691
Financing Corp.,
Bond Ser E                                          9.650       11-02-18        AAA            1,790       2,705,053
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                 9.000       04-15-21        AAA                4           4,810
30 Yr Pass Thru Ctf                                 6.500       04-15-29        AAA              372         389,280
New Valley Generation II,
Pass Thru Ctf Ser 2001                              5.572       05-01-20        AAA              883         911,789


                                                                           Interest        Par value
Issuer, description, maturity date                                             rate            (000)           Value
Short-term investments 16.53%                                                                            $19,992,008
(Cost $19,992,008)

Joint Repurchase Agreement 6.27%                                                                           7,581,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 06-30-05 due 07-01-05 (secured by
U.S. Treasury Inflation Indexed Note 1.875%
due 07-15-13)                                                                   2.900%        $7,581       7,581,000

Cash Equivalents 10.26%                                                                                   12,411,008
AIM Cash Investment Trust (T)                                                                             12,411,008

Total investments 115.05%                                                                               $139,156,990

Other assets and liabilities, net (15.05%)                                                              ($18,205,828)

Total net assets 100.00%                                                                                $120,951,162

See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

(A) Credit ratings are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,020,613 or 7.46% of the Fund's net assets as of June 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $128,385,714)
including $20,240,703 of securities loaned                       $139,156,990
Cash                                                                      764
Receivable for shares sold                                             81,855
Dividends and interest receivable                                     640,899
Other assets                                                           22,857

Total assets                                                      139,903,365

Liabilities
Payable for investments purchased                                   5,507,907
Payable for shares repurchased                                        841,915
Payable upon return of securities loaned                           12,411,008
Payable to affiliates
Management fees                                                        65,532
Distribution and service fees                                           9,087
Other                                                                  54,581
Other payables and accrued expenses                                    62,173

Total liabilities                                                  18,952,203

Net assets
Capital paid-in                                                   112,421,521
Accumulated net realized loss on investments
and foreign currency transactions                                  (2,043,646)
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies                                              10,771,276
Distributions in excess of net investment income                     (197,989)

Net assets                                                       $120,951,162

Net asset value per share
Based on net asset values and shares outstanding -- the
Fund has an unlimited number of shares authorized
with no par value
Class A ($84,616,089 [DIV] 6,948,313 shares)                           $12.18
Class B ($25,483,807 [DIV] 2,092,815 shares)                           $12.18
Class C ($4,257,158 [DIV] 349,611 shares)                              $12.18
Class I ($6,594,108 [DIV] 541,362 shares)                              $12.18

Maximum offering price per share
Class A1 ($12.18 [DIV] 95%)                                            $12.82

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                             $985,900
Dividends (net of foreign withholding taxes of $4,262)                542,447
Securities lending                                                     14,269

Total investment income                                             1,542,616

Expenses
Investment management fees                                            358,027
Class A distribution and service fees                                 125,023
Class B distribution and service fees                                 127,067
Class C distribution and service fees                                  21,025
Class A, B and C transfer agent fees                                  170,993
Class I transfer agent fees                                             1,594
Registration and filing fees                                           29,276
Printing                                                               20,973
Professional fees                                                      20,045
Custodian fees                                                         19,038
Accounting and legal services fees                                     13,431
Miscellaneous                                                           9,740
Trustees' fees                                                          4,728
Securities lending fees                                                   736

Total expenses                                                        921,696
Less expense reductions                                               (19,150)

Net expenses                                                          902,546

Net investment income                                                 640,070

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         9,321,372
Foreign currency transactions                                         (14,041)

Change in net unrealized appreciation (depreciation) of
Investments                                                        (4,058,135)
Translation of assets and liabilities in foreign currencies                60

Net realized and unrealized gain                                    5,249,256

Increase in net assets from operations                             $5,889,326

1 Semiannual period from 1-1-05 through 6-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                       Year        Period
                                                      ended         ended
                                                   12-31-04       6-30-05 1
Increase (decrease) in net assets
From operations

Net investment income                            $1,968,406      $640,070
Net realized gain                                11,503,538     9,307,331
Change in net unrealized
appreciation (depreciation)                      (5,613,642)   (4,058,075)

Increase in net assets resulting
from operations                                   7,858,302     5,889,326

Distributions to shareholders
From net investment income
Class A                                          (1,710,838)     (607,850)
Class B                                            (365,156)      (94,838)
Class C                                             (59,689)      (15,988)
Class I                                            (163,979)      (63,931)
                                                 (2,299,662)     (782,607)
From Fund share transactions                    (11,019,515)   (7,579,592)

Net assets
Beginning of period                             128,884,910   123,424,035

End of period 2                                $123,424,035  $120,951,162

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

2 Includes distributions in excess of net investment income of $55,452 and $197,989, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                               12-31-00 1   12-31-01 1,2   12-31-02 1   12-31-03   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                          $14.05       $13.03         $12.02        $9.61     $11.15    $11.67
Net investment income 4                        0.33         0.30           0.23         0.17       0.19      0.07
Net realized and unrealized
gain (loss) on investments                    (0.59)       (0.99)         (2.40)        1.56       0.56      0.53
Total from
investment operations                         (0.26)       (0.69)         (2.17)        1.73       0.75      0.60
Less distributions
From net investment income                    (0.33)       (0.32)         (0.24)       (0.19)     (0.23)    (0.09)
From net realized gain                        (0.43)          --             --           --         --        --
                                              (0.76)       (0.32)         (0.24)       (0.19)     (0.23)    (0.09)
Net asset value, end of period               $13.03       $12.02          $9.61       $11.15     $11.67    $12.18
Total return 5 (%)                            (1.83)       (5.23)        (18.19)       18.21       6.78 6    5.12 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                  $148         $136            $85          $88        $86       $85
Ratio of expenses
to average net assets (%)                      1.31         1.37           1.39         1.41       1.35      1.37 8
Ratio of adjusted expenses
to average net assets 9 (%)                      --           --             --           --       1.39      1.40 8
Ratio of net investment income
to average net assets (%)                      2.52         2.45           2.15         1.70       1.72      1.22 8
Portfolio turnover (%)                           99           98             86           60         56        41

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                               12-31-00 1   12-31-01 1,2   12-31-02 1   12-31-03   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                          $14.05       $13.03         $12.01        $9.61     $11.15    $11.67
Net investment income 4                        0.24         0.22           0.16         0.10       0.11      0.03
Net realized and unrealized
gain (loss) on investments                    (0.59)       (1.00)         (2.40)        1.56       0.56      0.52
Total from
investment operations                         (0.35)       (0.78)         (2.24)        1.66       0.67      0.55
Less distributions
From net investment income                    (0.24)       (0.24)         (0.16)       (0.12)     (0.15)    (0.04)
From net realized gain                        (0.43)          --             --           --         --        --
                                              (0.67)       (0.24)         (0.16)       (0.12)     (0.15)    (0.04)
Net asset value, end of period               $13.03       $12.01          $9.61       $11.15     $11.67    $12.18
Total return 5 (%)                            (2.51)       (5.99)        (18.71)       17.42       6.05 6    4.76 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $77          $46            $28          $30        $27       $25
Ratio of expenses
to average net assets (%)                      2.01         2.07           2.09         2.11       2.04      2.07 8
Ratio of adjusted expenses
to average net assets 9 (%)                      --           --             --           --       2.08      2.10 8
Ratio of net investment income
to average net assets (%)                      1.78         1.75           1.44         1.00       1.03      0.52 8
Portfolio turnover (%)                           99           98             86           60         56        41

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                               12-31-00 1   12-31-01 1,2   12-31-02 1   12-31-03   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                          $14.05       $13.03         $12.01        $9.61     $11.15    $11.67
Net investment income 4                        0.24         0.21           0.16         0.10       0.11      0.03
Net realized and unrealized
gain (loss) on investments                    (0.59)       (0.99)         (2.40)        1.56       0.56      0.52
Total from
investment operations                         (0.35)       (0.78)         (2.24)        1.66       0.67      0.55
Less distributions
From net investment income                    (0.24)       (0.24)         (0.16)       (0.12)     (0.15)    (0.04)
From net realized gain                        (0.43)          --             --           --         --        --
                                              (0.67)       (0.24)         (0.16)       (0.12)     (0.15)    (0.04)
Net asset value, end of period               $13.03       $12.01          $9.61       $11.15     $11.67    $12.18
Total return 5 (%)                            (2.51)       (5.99)        (18.71)       17.42       6.04 6    4.76 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                    $1           $2             $2           $4         $5        $4
Ratio of expenses
to average net assets (%)                      2.01         2.07           2.09         2.11       2.05      2.07 8
Ratio of adjusted expenses
to average net assets 9 (%)                      --           --             --           --       2.09      2.10 8
Ratio of net investment income
to average net assets (%)                      1.93         1.76           1.46         0.99       1.00      0.52 8
Portfolio turnover (%)                           99           98             86           60         56        41

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


Period ended                             12-31-02 1,10   12-31-03   12-31-04   6-30-05 3
Per share operating performance
Net asset value,
beginning of period                        $11.93           $9.61     $11.15    $11.67
Net investment income 4                      0.21            0.23       0.25      0.11
Net realized and unrealized
gain (loss) on investments                  (2.26)           1.56       0.55      0.52
Total from investment operations            (2.05)           1.79       0.80      0.63
Less distributions
From net investment income                  (0.27)          (0.25)     (0.28)    (0.12)
Net asset value, end of period              $9.61          $11.15     $11.67    $12.18
Total return 5 (%)                         (17.29) 7        18.87       7.31      5.41 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                  $7              $7         $6        $7
Ratio of expenses
to average net assets (%)                    1.15 8          0.89       0.83      0.85 8
Ratio of net investment income
to average net assets (%)                    2.59 8          2.22       2.25      1.74 8
Portfolio turnover (%)                         86              60         56        41


 1 Audited by previous auditor.

 2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

 3 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

 10 Class I shares began operations on 3-1-02.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Balanced Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distri bution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At

June 30, 2005, the Fund loaned securities having a market value of $20,240,703 collateralized by securities in the amount of $8,367,124 and by cash in the amount of $12,411,008. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $11,323,565 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2010.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date there after when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $2,299,662. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

Effective July 1, 2005, the Fund will pay a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund's average daily net asset value and (b) 0.55% of the Fund's daily net asset value in excess of $2,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct

Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2005, JH Funds received net up-front sales charges of $44,201 with regard to sales of Class A shares. Of this amount, $6,436 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,293 was paid as sales commissions to unrelated broker-dealers and $10,472 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2005, CDSCs received by JH Funds amounted to $24,146 for Class B shares and $2,448 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services agreed to voluntarily reduce the Fund's transfer agent fee if it exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B, and Class C shares was reduced by $19,150 for the period ended June 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $13,431. The Fund also paid the Adviser the amount of $277 for certain publishing services, included in the printing fees and the amount of $1,545 for certain compliance costs, included in the miscellaneous expenses.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 12-31-04          Period ended 6-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,038,941     $11,635,259       410,554      $4,794,627
Distributions reinvested     143,172       1,617,135        48,592         577,604
Repurchased               (1,746,374)    (19,616,577)     (839,987)     (9,877,653)
Net decrease                (564,261)    ($6,364,183)     (380,841)    ($4,505,422)

Class B shares
Sold                         683,207      $7,673,011       219,916      $2,566,416
Distributions reinvested      29,580         334,602         7,350          87,355
Repurchased               (1,084,380)    (12,149,083)     (436,675)     (5,102,885)
Net decrease                (371,593)    ($4,141,470)     (209,409)    ($2,449,114)

Class C shares
Sold                         198,843      $2,236,038        37,681        $443,080
Distributions reinvested       4,629          52,368         1,139          13,537
Repurchased                 (180,925)     (2,036,205)      (77,752)       (904,520)
Net increase (decrease)       22,547        $252,201       (38,932)      ($447,903)

Class I shares
Sold                          61,023        $687,123        21,925        $257,547
Distributions reinvested      14,539         163,979         5,378          63,931
Repurchased                 (142,574)     (1,617,165)      (42,387)       (498,631)
Net decrease                 (67,012)      ($766,063)      (15,084)      ($177,153)

Net decrease                (980,319)   ($11,019,515)     (644,266)    ($7,579,592)

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2005, aggregated $45,435,484 and $50,858,609, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $1,989,570 and $1,033,809, respectively, during the period ended June 30, 2005.

The cost of investments owned on June 30, 2005, including short-term investments, for federal income tax purposes was $128,953,687. Gross unrealized appreciation and depreciation of investments aggregated $13,308,193 and $3,104,890, respec tive ly, resulting in net un realized appreciation of $10,203,303. The differ ence between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock
Balanced Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Investment Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the John Hancock Balanced Fund (the "Fund").

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, Extent and Quality
of Services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the significant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund Performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indices. Lipper determined the Universe for the Fund. The Board reviewed with a repre sentative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was consistently below the median and average performance of its Universe and its benchmark indices, the Lipper Balanced Funds Index and Hybrid Lehman/S&P Index, for the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund's under-performance and described changes in investment personnel and processes, which have been implemented with the objective of improving performance. The Adviser indicated to the Board that the Fund's most recent performance through March 31, 2005 had improved. The Board evaluated the actions that have been taken and intends to continue to monitor the Fund's performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment Advisory Fee
Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than that of the Peer Group and was not appreciably higher than the Universe. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expense results and actions taken with the intention of improving the Fund's performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of Scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information About
Services to Other Clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other Benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other Factors and
Broader Review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory
Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
                      Technology Leaders Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
            Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour automated information         1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Balanced Fund.

360SA  6/05
       8/05

JOHN HANCOCK
Small Cap Intrinsic
Value Fund

6.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 13

For more information
page 25


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally investing
at least 80% of its
assets in equity
securities of small-
capitalization
companies in the
range of the Russell
2000 Index.

Over the last four months

* The stock market was volatile as investors worried about myriad risks to the financial system.

* Small-cap stocks lost some of their edge as valuations converged with those of large-cap stocks.

* The Fund benefited from strong stock picking across most sectors, but was weighed down by investments in the materials sector.

[Bar chart with heading "John Hancock Small Cap Intrinsic Value Fund." Under the heading is a note that reads "Fund performance from inception February 28, 2005 through June 30, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.70% total return for Class A. The second bar represents the 3.50% total return for Class B. The third bar represents the 3.50% total return for Class C and the fourth bar represents the 3.80% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 7.8%   Clean Harbors, Inc.
 5.7%   Leap Wireless International, Inc.
 4.8%   RCN Corp.
 4.5%   Federal Home Loan Bank
 4.4%   DSW, Inc.
 4.4%   Agnico-Eagle Mines, Ltd.
 4.3%   Arris Group, Inc.
 4.2%   USA Mobility, Inc.
 4.1%   Peregrine Systems, Inc.
 4.1%   Apex Silver Mines, Ltd.

As a percentage of net assets on June 30, 2005.

BY TIMOTHY E. KEEFE, CFA, AND TIMOTHY M. MALLOY,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Small Cap Intrinsic
Value Fund

After a strong run the past few years, small-cap stocks hit a wall in the first half of 2005 as risks to the financial system mounted. U.S. debt levels reached an all-time high compared to gross domestic product. Two high-profile borrowers, Ford and General Motors, suffered credit ratings downgrades, raising concerns about what could happen if major corporate issuers had problems repaying their debt. The consumer continued to be the key driver of economic growth. Higher interest rates and energy prices, however, threatened to slow consumer spending. In addition, the housing market began to show signs of late stage speculation. The possibility that the U.S. dollar would again weaken further weighed on the markets. As risk levels grew, some investors began to pull out of small-cap stocks. Valuations on large- and small-cap stocks converged, taking more wind out of the latter's sails.

"After a strong run the past few
 years, small-cap stocks hit a wall
 in the first half of 2005..."

Performance and strategy review

From inception on February 28, 2005 through June 30, 2005, John Hancock Small Cap Intrinsic Value Fund's Class A, Class B, Class C and Class I shares returned 3.70%, 3.50%, 3.50% and 3.80%, respectively, at net asset value. Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund beat the average small-cap core fund, which returned 0.75% over the same period, according to Lipper, Inc.1 It also outpaced the Russell 2000 Index, which returned 1.33% for the reporting period.

The Fund benefited from strong stock selection and our strategy of focusing on great companies with outstanding management teams whose stocks are trading at prices significantly lower than what we believe they are worth.

Winners across sectors

Among the Fund's biggest gainers was Clean Harbors, a New England-based environmental services firm. Clean Harbors benefited from the recent acquisition of a bankrupt competitor and internal cost cutting efforts, both of which led to improved operating leverage. As earnings moved higher, so did the stock. Kindred Healthcare, which operates hospitals, nursing centers and institutional pharmacies, was another standout. It benefited from some recent acquisitions, as well as an improved balance sheet, a high level of free cash flow and increased earnings estimates.

In the energy sector, Equator Exploration, an exploration and production company, posted strong gains. Equator has a joint venture in some very large reserves off the coast of Africa. The market recently started giving the company credit for these assets. In the utilities sector, low-cost producers were winners as energy commodity prices rose. The Fund owned Allegheny Energy, a coal producer in Pennsylvania whose stock rallied as investors began to factor in the company's long-term earnings power from expiring contracts that can be renegotiated at higher rates.

"We found many attractive
 opportunities in the beaten-down
 technology sector."

Opportunities in technology and telecom

We found many attractive opportunities in the beaten-down technology sector. Aspen Technology, Arris Group and Peregrine Systems were top performers for the Fund. Aspen sells software that increases the efficiency of production, primarily for oil and pharmaceutical companies. The stock started to move higher as profit margins improved, the company cut costs and the market anticipated the release of new products. Arris, which offers technology that enables cable operators to provide Voice over Internet Protocol (VoIP) service, profited from growing demand. Peregrine provides asset and service management software solutions to the information technology departments of businesses, government and educational institutions. We bought it after it had come out of bankruptcy. The stock benefited as the company generated a high level of free cash flow, caught up on government filings, cut costs and started to show its true earnings power.

Unfortunately, some of the Fund's worst performers were also tech stocks. Both deltathree, Inc. and ActivCard fell sharply as some expected contracts were delayed. deltathree, Inc. provides back office services for the Voice over Internet Protocol (VoIP) offerings of integrated telecommunications providers, while ActivCard is a leader in smart card security. Elsewhere, cable company RCN did quite well after emerging from bankruptcy with very little net debt under the leadership of an experienced management team that moved quickly to cut costs.

[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Telecommunication services 19%, the second is Information technology 17%, the third is Industrials 17%, the fourth is Consumer discretionary 13%, the fifth is Energy 10%, the sixth is Financials 9%, the seventh is Materials 5%, the eighth is Utilities 5% and the ninth is Health care 4%.]

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into two sections (from top to left): Common stocks 99% and Short-term investments & other 1%.]

Disappointing performance from materials stocks

The Fund had a sizable stake in the materials sector, where we focused on gold and precious metals mining stocks. Our investments included Apex Silver Mines and Agnico-Eagle Mines. Both stocks fell sharply as the U.S. dollar strengthened. We maintained the positions, however, because we like the underlying commodities. In particular, gold is immune to geopolitical risk. It cannot be debased or defaulted. Moreover, it serves as a hedge against inflation and the possibility of a declining U.S. dollar. In addition, we expect demand for gold to continue to outstrip supply, which should eventually aid commodity prices. Elsewhere, we had smaller investments than the Russell 2000 in consumer discretionary stocks because of concerns that consumer spending might slow as interest rates climb. We also kept a below-average position in financials, where we did not find many opportunities that met our investment criteria.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Clean Harbors followed by an up arrow with the phrase "Added capacity through recent acquisition, improved operating leverage." The second listing is Arris Group followed by an up arrow with the phrase "Growing demand as cable operators increase sales of Voice over Internet Protocol (VoIP)." The third listing is ActivCard followed by a down arrow with the phrase "Delay of expected contracts for its smart card solutions."]

Stock pickers' market ahead

We believe the economy could continue to grow at a moderate pace with inflation remaining in check and interest rates staying low. In this environment, we think stocks could do well. However, we also recognize that there are pressures that could continue to weigh on the market, including the U.S. budget and trade deficits as well as geopolitical tensions. Going forward, we believe stock picking will be key. We plan to stay focused on undervalued small-cap stocks with strong earnings growth prospects that have the potential to perform well, regardless of the market environment. At the period's end, we continued to find compelling opportunities that met our investment criteria.

"We plan to stay focused on
 undervalued small-cap stocks with
 strong earnings
 growth prospects..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2005.

A LOOK AT
PERFORMANCE

For the period ended
June 30, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                2-28-05      2-28-05      2-28-05      2-28-05

Cumulative total returns with maximum sales charge (POP)
Since inception                 -1.49%       -1.50%        2.50%        3.80%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Index.

             Cum Value    Cum Value      Russell
               of $10K      of $10K         2000
Plot Date     (No Load)     (W/Load)       Index

2-28-05        $10,000       $9,500      $10,000
3-31-05          9,930        9,434        9,714
4-30-05          9,400        8,930        9,157
5-31-05          9,980        9,481        9,757
6-30-05         10,370        9,852       10,133

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Intrinsic Value Fund, without sales charge (NAV) and is equal to $10,370 as of June 30, 2005. The second line represents the Russell 2000 Index and is equal to $10,133 as of June 30, 2005. The third bar represents the same hypothetical $10,000 investment made in the John Hancock Small Cap Intrinsic Value Fund, with sales charge
(POP) and is equal to $9,852 as of June 30, 2005.]

                                    Class B      Class C      Class I 1
Period beginning                    2-28-05      2-28-05      2-28-05
Without sales charge                $10,350      $10,350      $10,380
With maximum sales charge             9,850       10,250       10,380
Index                                10,133       10,133       10,133

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S.
small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until June 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 6-30-05          ended 6-30-05 1

Class A              $1,037.00                  $4.89
Class B               1,035.00                   6.92
Class C               1,035.00                   6.92
Class I               1,038.00                   3.87

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until June 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 6-30-05          ended 6-30-05 1

Class A              $1,011.90                  $4.83
Class B               1,009.90                   6.83
Class C               1,009.90                   6.83
Class I               1,012.90                   3.82

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.45%, 2.02%, 2.02% and 1.15% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in the inception period/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                       Shares           Value
Common stocks 99.39%                                                                                     $3,091,645
(Cost $3,031,225)

Aluminum 1.36%                                                                                               42,372
Novelis, Inc. (Canada)                                                                        1,650          42,372

Apparel Retail 4.41%                                                                                        137,225
DSW, Inc. (I)                                                                                 5,500         137,225

Communications Equipment 2.50%                                                                               77,600
Brocade Communications Systems, Inc. (I)                                                     20,000          77,600

Construction & Farm Machinery & Heavy Trucks 1.03%                                                           31,930
ACGO Corp. (I)                                                                                1,670          31,930

Diversified Financial Services 2.04%                                                                         63,497
Aether Systems, Inc. (I)                                                                     19,300          63,497

Diversified Metals & Mining 5.62%                                                                           174,807
Agnico-Eagle Mines Ltd. (Canada)                                                             10,850         136,710
Massey Energy Co.                                                                             1,010          38,097

Electric Utilities 5.05%                                                                                    156,980
Allegheny Energy, Inc. (I)                                                                    5,000         126,100
El Paso Electric Company (I)                                                                  1,510          30,880

Environmental Services 7.84%                                                                                243,900
Clean Harbors, Inc. (I)(L)                                                                   11,250         243,900

Gas Utilities 3.97%                                                                                         123,487
Southern Union Co. (I)                                                                        5,030         123,487

Health Care Facilities 3.45%                                                                                107,343
Kindred Healthcare, Inc. (I)                                                                  2,710         107,343

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                       Shares           Value
Health Care Services 0.45%                                                                                  $14,124
Magellan Health Services, Inc. (I)                                                              400          14,124

Home Furnishings 3.36%                                                                                      104,626
Hunter Douglas N.V. (Netherlands)                                                             2,091         104,626

Insurance Brokers 3.66%                                                                                     113,742
Benfield Group Plc (United Kingdom)                                                          23,991         113,742

Internet Software & Services 6.97%                                                                          216,887
ActivCard Corp. (I)                                                                          23,560         107,669
deltathree, Inc. (I)                                                                         33,400         109,218

Oil & Gas Exploration & Production 6.16%                                                                    191,533
Equator Exploration Ltd. (British Virgin Islands) (I)                                        33,000          99,373
Rosetta Resources, Inc. (I)                                                                   5,760          92,160

Precious Metals & Minerals 4.10%                                                                            127,507
Apex Silver Mines Ltd. (Cayman Islands) (I)                                                   9,280         127,507

Publishing 1.96%                                                                                             61,061
Hollinger International, Inc.                                                                 6,100          61,061

Reinsurance 3.77%                                                                                           117,367
IPC Holdings Ltd. (Bermuda)                                                                   1,340          53,091
Platinum Underwriters Holdings Ltd. (Bermuda)                                                 2,020          64,276

Specialized Consumer Services 2.80%                                                                          86,995
Sotheby's Holding, Inc. (I)                                                                   6,350          86,995

Systems Software 8.03%                                                                                      249,618
Aspen Technology, Inc. (I)                                                                   23,400         121,680
Peregrine Systems, Inc. (I)                                                                   5,750         127,938

Telecommunication Services 9.07%                                                                            282,230
Arris Group, Inc. (I)                                                                        15,450         134,569
RCN Corp. (I)                                                                                 6,395         147,661

Trading Companies & Distributors 1.93%                                                                       60,030
GATX Corp.                                                                                    1,740          60,030

Wireless Telecommunication Services 9.86%                                                                   306,784
Leap Wireless International, Inc. (I)                                                         6,400         177,600
USA Mobility, Inc. (I)                                                                        4,400         129,184

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                           Interest      Credit           Par value
Issuer, description, maturity date                         rate          rating (A)           (000)           Value
Short-term investments 12.47%                                                                              $387,758
(Cost $387,758)

Government U.S. Agency 4.54%                                                                                141,000
Federal Home Loan Bank,
Disc Note 7-1-05                                           Zero          AAA                  $141          141,000


                                                                                             Shares
Cash Equivalents 7.93%                                                                                      246,758
AIM Cash Investment Trust (T)                                                               246,758         246,758

Total investments 111.86%                                                                                $3,479,403

Other assets and liabilities, net (11.86%)                                                                ($368,776)

Total net assets 100.00%                                                                                 $3,110,627


(A) Credit ratings are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $3,418,983)
including $241,920 of securities loaned                            $3,479,403
Cash                                                                      208
Receivable for investments sold                                        74,774
Dividends receivable                                                      425
Receivable from affiliates                                              3,962
Other assets                                                                8

Total assets                                                        3,558,780

Liabilities
Payable for investments purchased                                     196,660
Payable upon return of securities loaned                              246,758
Payable to affiliates
Management fees                                                         2,262
Distribution and service fees                                             160
Other                                                                      63
Other payables and accrued expenses                                     2,250

Total liabilities                                                     448,153

Net assets
Capital paid-in                                                     3,000,000
Accumulated net realized gain on investments
and foreign currency transactions                                      48,748
Net unrealized appreciation of investments                             60,420
Accumulated net investment income                                       1,459

Net assets                                                         $3,110,627

Net asset value per share
Based on net asset values and shares outstanding -- the
Fund has an unlimited number of shares authorized
with no par value
Class A ($2,799,829 [DIV] 270,000 shares)                              $10.37
Class B ($103,498 [DIV] 10,000 shares)                                 $10.35
Class C ($103,498 [DIV] 10,000 shares)                                 $10.35
Class I ($103,802 [DIV] 10,000 shares)                                 $10.38

Maximum offering price per share
Class A 1 ($10.37 [DIV] 95%)                                           $10.92

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $51)                   $13,796
Securities lending                                                      1,409
Interest                                                                  878

Total investment income                                                16,083

Expenses
Investment management fees                                              8,904
Class A distribution and service fees                                   2,671
Class B distribution and service fees                                     288
Class C distribution and service fees                                     288
Custodian fees                                                          4,130
Registration and filing fees                                            4,055
Professional fees                                                       4,019
Printing                                                                2,682
Transfer agent fees                                                       495
Miscellaneous                                                             279
Accounting and legal services fees                                        247
Securities lending fees                                                    73
Trustees' fees                                                             19

Total expenses                                                         28,150
Less expense reductions                                               (13,526)

Net expenses                                                           14,624

Net investment income                                                   1,459

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                            49,830
Foreign currency transactions                                          (1,082)

Change in net unrealized appreciation of investments                   60,420

Net realized and unrealized gain                                      109,168

Increase in net assets from operations                               $110,627

1 Inception period from 2-28-05 through 6-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed
since inception of
the Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                                       Period
                                                                        ended
                                                                      6-30-05 1
Increase in net assets
From operations

Net investment income                                                  $1,459
Net realized gain                                                      48,748
Change in net unrealized appreciation                                  60,420

Increase in net assets resulting from operations                      110,627

From Fund share transactions                                        3,000,000

Net assets

End of period 2                                                    $3,110,627

1 Inception period from 2-28-05 through 6-30-05. Unaudited.

2 Includes accumulated net investment income of $1,459.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the commencement of operations of the Fund.

Period ended                                           6-30-05 1

Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment income 2                                   0.01
Net realized and unrealized
gain on investments                                       0.36
Total from
investment operations                                     0.37
Net asset value, end of period                          $10.37
Total return 3 (%)                                        3.70 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $3
Ratio of expenses
to average net assets (%)                                 1.45 6
Ratio of adjusted expenses
to average net assets 7 (%)                               2.82 6
Ratio of net investment income
to average net assets (%)                                 0.18 6
Portfolio turnover (%)                                      31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

Period ended                                           6-30-05 1

Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment loss 2                                    (0.01)
Net realized and unrealized
gain on investments                                       0.36
Total from
investment operations                                     0.35
Net asset value, end of period                          $10.35
Total return 3 (%)                                        3.50 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8
Ratio of expenses
to average net assets (%)                                 2.02 6
Ratio of adjusted expenses
to average net assets 7 (%)                               3.39 6
Ratio of net investment loss
to average net assets (%)                                (0.40) 6
Portfolio turnover (%)                                      31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

Period ended                                           6-30-05 1
Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment loss 2                                    (0.01)
Net realized and unrealized
gain on investments                                       0.36
Total from
investment operations                                     0.35
Net asset value, end of period                          $10.35
Total return 3 (%)                                        3.50 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8
Ratio of expenses
to average net assets (%)                                 2.02 6
Ratio of adjusted expenses
to average net assets 7 (%)                               3.39 6
Ratio of net investment loss
to average net assets (%)                                (0.40) 6
Portfolio turnover (%)                                      31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

Period ended                                           6-30-05 1
Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment income 2                                   0.02
Net realized and unrealized
gain on investments                                       0.36
Total from
investment operations                                     0.38
Net asset value, end of period                          $10.38
Total return 3 (%)                                        3.80 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8
Ratio of expenses
to average net assets (%)                                 1.15 6
Ratio of adjusted expenses
to average net assets 7 (%)                               2.52 6
Ratio of net investment income
to average net assets (%)                                 0.48 6
Portfolio turnover (%)                                      31

1 For the period from 2-28-05, commencement of operations, to 6-30-05.
  Unaudited.

2 Based on the average of the shares outstanding during the period.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total return would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Small Cap Intrinsic Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S.

dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2005 the Fund loaned securities having a market value of $241,920 collateralized by cash in the amount of

$246,758. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.90% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees and transfer agent fees, to 1.15% on an annual basis of the Fund's average daily net asset value, with respect to Class A, Class B and Class C shares and total operating expenses of Class A, Class B, Class C and Class I shares to 1.50%, 2.20%, 2.20%, and 1.20% of each respective class's daily net asset value, at least until April 30, 2006. Accordingly, the expense reductions related to this total expense limitation amounted to $13,031 for the period ended June 30, 2005. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2005, JH Funds received no net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2005, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. Accordingly, the expense reductions related to the transfer agent fee waiver amounted to $495 for the period ended June 30, 2005. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $247. The Fund also paid the Adviser the amount of $760 for certain publishing services, included in the printing fees and the amount of $50 for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 270,000 Class A shares, 10,000 Class B shares, 10,000 Class C shares and 10,000 Class I shares of beneficial interest of the Fund on June 30, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold during the last period, along with the corresponding dollar value.

                                 Period ended 6-30-05 1
                                Shares         Amount

Class A shares
Sold                           270,000     $2,700,000
Net increase                   270,000     $2,700,000

Class B shares
Sold                            10,000       $100,000
Net increase                    10,000       $100,000

Class C shares
Sold                            10,000       $100,000
Net increase                    10,000       $100,000

Class I shares
Sold                            10,000       $100,000
Net increase                    10,000       $100,000

Net increase                   300,000     $3,000,000

1 Inception period from 2-28-05 through 6-30-05. Unaudited.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2005, aggregated $3,876,512 and $895,118, respectively.

The cost of investments owned on June 30, 2005, including short-term investments, for federal income tax purposes, was $3,418,983. Gross unrealized appreciation and depreciation of investments aggregated $256,433 and $196,013, respectively, resulting in net unrealized appreciation of $60,420.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
                                                  Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour automated information         1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

Now available: electronic delivery
www.jhfunds.com/edelivery

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of
the shareholders of John Hancock
Small Cap Intrinsic Value Fund.

640SA  6/05
       8/05

JOHN HANCOCK
Large Cap Intrinsic
Value Fund

6.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 13

For more information
page 25


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally investing
at least 80% of its
assets in equity
securities of
large-capitalization
companies (compa-
nies with market
capitalizations
in excess of
$4.5 billion.)

Over the past four months

* The stock market was volatile, as mounting risks to the financial system worried investors.

* The Fund remained focused on great companies with strong managements whose stocks appeared undervalued.

* Strong stock selection benefited performance, with the biggest gains coming from investments in the energy and utilities sectors.

[Bar chart with heading "John Hancock Large Cap Intrinsic Value Fund." Under the heading is a note that reads "Fund performance from inception February 28, 2005 through June 30, 2005." The chart is scaled in increments of 3% with 0% at the bottom and 6% at the top. The first bar represents the 5.10% total return for Class A. The second bar represents the 4.90% total return for Class B. The third bar represents the 4.90% total return for Class C and the fourth bar represents the 5.20% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 5.9%   Canadian Natural Resources Ltd.
 5.7%   Newmont Mining Corp.
 5.5%   Novelis, Inc.
 5.3%   Liberty Global, Inc.
 4.9%   British Energy Group Plc
 4.7%   Canada, Government of,
 4.1%   Agnico-Eagle Mines, Ltd.
 4.0%   Telewest Global, Inc.
 3.3%   Gap, Inc.
 3.0%   Novell, Inc.

As a percentage of net assets on June 30, 2005.

BY TIMOTHY E. KEEFE, CFA, AND TIMOTHY M. MALLOY,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Large Cap Intrinsic Value Fund

The stock market proved challenging for investors during the first half of 2005 as risks to the financial system mounted. U.S. debt reached historic highs when compared to gross domestic product. At the same time, major corporations -- notably Ford and General Motors -- suffered credit-rating downgrades. Investors worried about what would happen if corporate bond issuers had problems meeting their interest payments. With the Federal Reserve steadily raising interest rates, the economy appeared vulnerable to a slowdown in consumer spending and a downturn in the housing market. The possibility of a weaker U.S. dollar also weighed on the market. Key stock market metrics -- such as price-to-earnings ratios and profit margins -- climbed, hindering value investors who look for bargain priced stocks and profit margins that have room to improve.

"The stock market proved
 challenging for investors during
 the first half of 2005 as risks to
 the financial system mounted."

Performance and strategy review

From inception on February 28, 2005, through June 30, 2005, John Hancock Large Cap Intrinsic Value Fund's Class A, Class B, Class C and Class I shares returned 5.10%, 4.90%, 4.90% and 5.20%, respectively, at net asset value. Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund beat the Standard & Poor's 500 Index, which returned -0.43% over the same period. It also outpaced the average multi-cap core fund, which returned 0.14%, according to Lipper, Inc. 1

The Fund benefited from strong stock selection and our strategy of focusing on great companies with outstanding management teams whose stocks are trading for less than what we think the company is worth.

Winners in energy and utilities

Among the Fund's best performers were investments in the energy and utilities sectors. Within energy, we targeted exploration and production companies with long-lived reserves that they could exploit for many years to come. We expected these companies to benefit from continued strong demand fueled by global economic growth, tight supply resulting from years of the industry's underinvestment in reserves and production, and rising oil and gas prices. Canadian Natural Resources and Suncor, companies with reserves in the vast oil sands of Alberta, Canada, were both standouts.

"Among the Fund's best performers
 were investments in the energy and
 utilities sectors."

In the utilities sector, the Fund focused on companies that could benefit from restructuring as well as rising energy costs. British Energy, a large nuclear power producer in the United Kingdom, posted strong gains after a restructuring that eliminated liabilities related to its nuclear waste disposal. Profits further benefited as industry pricing strengthened, while nuclear production costs remained cheap. Allegheny Energy, a low-cost coal producer in Pennsylvania, also did quite well as investors began to factor in the company's long-term earnings power from expiring contracts that can be renegotiated at higher rates.

Additional opportunities in media

In the media industry, we found value in cable companies in the United Kingdom whose stocks were selling at about half the valuation of their U.S. counterparts with twice the earnings growth rates. Standouts included Telewest Global, a company with huge free cash flows, an expanding business and skilled management team. The stock further benefited from speculation that it might merge with NTL, a local competitor that the Fund also owned. Another winner was Liberty Global, a company with valuable cable and programming assets in Japan and Europe, little net debt on its balance sheet and strong leadership from CEO John Malone. Liberty Global rallied as investors anticipated that the company would make accretive acquisitions or buy back stock. Elsewhere, the Fund invested in Hospira, a specialty pharmaceutical company that had been spun off from Abbott Labs. We bought the stock at a cheap price shortly after management had lowered earnings guidance. The stock later climbed as the company began streamlining operations and developing new products.

[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Materials 16%, the second is Consumer discretionary 14%, the third is Energy 12%, the fourth is Telecommunications services 10%, the fifth is Utilities 8%, the sixth is Financials 8%, the seventh is Industrials 8%, the eighth is Information technology 6%, the ninth is Health care 5% and the tenth is Consumer staples 2%.]


Disappointments in materials and financials

The Fund invested heavily in gold and mining stocks, including Agnico-Eagle Mines, Apex Silver Mines, Newmont Mining and Freeport-McMoRan. All declined as the dollar strengthened during the period. We held onto these investments because we continued to like the underlying commodities. In particular, gold is immune to geopolitical risk. It cannot be debased or defaulted. Moreover, it serves as insurance against inflation and a hedge against a decline in the U.S. dollar. In addition, we expect demand for gold to continue to outstrip supply. Elsewhere in the materials sector, the Fund benefited from owning Novelis, an aluminum processing company that was spun off from Alcan. The stock rallied as investors began recognizing that Novelis was more of a stable processing business as opposed to a highly cyclical type of commodity business.

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into two sections (from top to left): Common stocks 88% and Short-term investments & other 12%.]

Financials also detracted from returns, mainly because of a large in vestment in Willis Group Holdings, an insurance broker with an attractive valuation. While we continue to expect the company to gain market share as competitors lose customers in the wake of in dustry turmoil, its stock price fell during the period as compensation costs increased. Elsewhere, Gap, Inc. suffered from weak sales. We viewed the stock's valuation as extremely attractive, given the company's ability to generate a relatively high level of cash per share.

We also think the stock could benefit as the government removes the quota system for apparel and the company continues to return cash to shareholders in the form of dividends and stock buybacks.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is British Energy followed by an up arrow with the phrase "Restructuring, improved pricing, cheap production costs." The second listing is Canadian Natural Resources followed by an up arrow with the phrase "Higher value for Alberta oil sands assets." The third listing is Agnico-Eagle Mines followed by a down arrow with the phrase "Declining commodity prices, strengthening U.S. dollar."]

Cautious optimism

We believe the economy could continue to grow at a moderate pace with inflation remaining in check and interest rates staying low. In this environment, we think stocks could do well. However, we also recognize that there are pressures that could continue to weigh on the market, including the U.S. budget and trade deficits as well as geopolitical tensions. Going forward, we believe stock picking will be key. We plan to stay focused on undervalued stocks with strong growth prospects, which we believe have the potential to perform well, regardless of the market outlook.

"We plan to stay focused on
 undervalued stocks with strong
 growth prospects..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2005.

A LOOK AT
PERFORMANCE

For the period ended
June 30, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                2-28-05      2-28-05      2-28-05      2-28-05

Cumulative total returns with maximum sales charge (POP)
Since inception                 -0.16%       -0.10%        3.90%        5.20%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

                                                        Index 2
             Cum Value    Cum Value      Index 1   Russell 1000
               of $10K      of $10K      S&P 500          Value
Plot Date     (No Load)     (W/Load)       Index          Index

2-28-05        $10,000       $9,500      $10,000        $10,000
3-31-05          9,970        9,471        9,823          9,863
4-30-05          9,710        9,224        9,637          9,686
5-31-05         10,000        9,500        9,943          9,919
6-30-05         10,510        9,985        9,957         10,028

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Intrinsic Value Fund, without sales charge (NAV) and is equal to $10,510 as of June 30, 2005. The second line represents the same hypothetical $10,000 investment made in the John Hancock Large Cap Intrinsic Value Fund, with sales charge (POP) and is equal to $10,028 as of June 30, 2005. The third line represents the Russell 1000 Value Index and is equal to $9,985 as of June 30, 2005. The fourth line represents the Standard & Poor's 500 Index and is equal to $9,957 as of June 30, 2005.]

                                    Class B      Class C      Class I 1
Period beginning                    2-28-05      2-28-05      2-28-05
Without sales charge                $10,490      $10,490      $10,520
With maximum sales charge             9,990       10,390       10,520
Index 1                               9,957        9,957        9,957
Index 2                              10,028       10,028       10,028

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until June 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 6-30-05          ended 6-30-05 1

Class A              $1,012.20                  $4.53
Class B               1,010.30                   6.43
Class C               1,010.30                   6.43
Class I               1,013.20                   3.52


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until June 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 6-30-05          ended 6-30-05 1

Class A             $1,051.00                   $4.61
Class B              1,049.00                    6.56
Class C              1,049.00                    6.56
Class I              1,052.00                    3.59

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 1.92%, 1.92% and 1.05% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by number of days in the inception period/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 88.35%                                                                                       $2,784,447
(Cost $2,639,958)

Aluminum 5.51%                                                                                                173,597
Novelis, Inc. (Canada)                                                                          6,760         173,597

Apparel Retail 3.27%                                                                                          103,095
Gap, Inc. (The)                                                                                 5,220         103,095

Broadcasting & Cable TV 10.28%                                                                                324,047
DIRECTV Group, Inc. (The) (I)                                                                   4,900          75,950
Liberty Global, Inc. (Class A) (I)                                                              3,600         168,012
News Corp. (Class B)                                                                            4,750          80,085

Diversified Metals & Mining 8.72%                                                                             274,841
Agnico-Eagle Mines Ltd. (Canada)                                                               10,300         129,780
Freeport-McMoRan Copper & Gold, Inc. (Class B)                                                  1,800          67,392
Placer Dome, Inc. (Canada)                                                                      5,050          77,669

Electric Utilities 8.37%                                                                                      263,896
Allegheny Energy, Inc. (I)                                                                      1,900          47,918
British Energy Group Plc, American Depositary Receipt (ADR)
  (United Kingdom) (I)                                                                         21,290         155,316
Reliant Energy, Inc. (I)                                                                        4,900          60,662

Electrical Components & Equipment 2.43%                                                                        76,478
Samsung Electronics Co., Ltd., Global Depositary Receipt (GDR)
(South Korea) (S)                                                                                 320          76,478

Fire, Marine & Casualty Insurance 1.94%                                                                        61,237
Berkshire Hathaway, Inc. (Class B) (I)                                                             22          61,237

Food Retail 1.78%                                                                                              55,992
Tesco Plc (United Kingdom)                                                                      9,800          55,992

Gold 5.67%                                                                                                    178,758
Newmont Mining Corp.                                                                            4,580         178,758

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Health Care Equipment 3.01%                                                                                   $94,800
Boston Scientific Corp. (I)                                                                       550          14,850
Hospira, Inc. (I)                                                                               2,050          79,950

Insurance Brokers 4.22%                                                                                       133,082
Benfield Group Plc (United Kingdom)                                                            12,197          57,826
Willis Group Holdings Ltd. (Bermuda)                                                            2,300          75,256

Integrated Oil & Gas 2.25%                                                                                     70,980
Suncor Energy, Inc. (Canada)                                                                    1,500          70,980

Life & Health Insurance 2.08%                                                                                  65,660
Prudential Financial, Inc.                                                                      1,000          65,660

Oil & Gas Drilling 2.07%                                                                                       65,280
GlobalSantaFe Corp. (Cayman Islands)                                                            1,600          65,280

Oil & Gas Exploration & Production 5.89%                                                                      185,538
Canadian Natural Resources Ltd. (Canada)                                                        5,100         185,538

Oil & Gas Refining & Marketing & Trucking 1.93%                                                                60,800
Williams Cos., Inc. (The)                                                                       3,200          60,800

Pharmaceuticals 1.51%                                                                                          47,527
Shire Pharmaceuticals Group Plc, (ADR) (United Kingdom)                                         1,449          47,527

Precious Metals & Minerals 2.12%                                                                               66,639
Apex Silver Mines Ltd. (Cayman Islands) (I)                                                     4,850          66,639

Systems Software 5.74%                                                                                        181,029
Microsoft Corp.                                                                                 3,600          89,424
Novell, Inc. (I)                                                                               14,775          91,605

Telecommunication Services 4.77%                                                                              150,149
NTL, Inc. (I)                                                                                     370          25,315
Telewest Global, Inc. (I)                                                                       5,480         124,834

Wireless Telecommunication Service 4.79%                                                                      151,022
Leap Wireless International, Inc. (I)                                                           3,230          89,633
Nextel Communications, Inc. (Class A) (I)                                                       1,900          61,389

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                                 Interest        Credit     Par value
Issuer, description, maturity date                               rate            rating (A)     (000)          Value
Short-term investments 12.37%                                                                                $389,695
(Cost $392,161)

Foreign Government 4.66%                                                                                      146,695
Canada, Government of,
Treasury Bill (Canada) 7-28-05                                   Zero            AAA             $180         146,695

Government U.S. Agency 7.71%                                                                                  243,000
Federal Home Loan Bank,
Disc Note 7-1-05                                                 Zero            AAA              243         243,000

Total investments 100.72%                                                                                  $3,174,142

Other assets and liabilities, net (0.72%)                                                                    ($22,666)

Total net assets 100.00%                                                                                   $3,151,476


(A) Credit ratings are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,478 or 2.43% of the Fund's net assets as of June 30, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $3,032,119)                            $3,174,142
Cash                                                                      451
Dividends receivable                                                    1,178
Receivable from affiliates                                              4,060
Other assets                                                                8

Total assets                                                        3,179,839

Liabilities
Payable for investments purchased                                      23,971
Payable to affiliates
Management fees                                                         1,910
Distribution and service fees                                             164
Other                                                                      64
Other payables and accrued expenses                                     2,254

Total liabilities                                                      28,363

Net assets
Capital paid-in                                                     3,000,000
Accumulated net realized gain on investments
and foreign currency transactions                                       7,131
Net unrealized appreciation of investments                            142,023
Accumulated net investment income                                       2,322

Net assets                                                         $3,151,476

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($2,836,596 [DIV] 270,000 shares)                              $10.51
Class B ($104,858 [DIV] 10,000 shares)                                 $10.49
Class C ($104,858 [DIV] 10,000 shares)                                 $10.49
Class I ($105,164 [DIV] 10,000 shares)                                 $10.52

Maximum offering price per share
Class A 1 ($10.51 [DIV] 95%)                                           $11.06

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                               $9,820
Dividends (net of foreign withholding taxes of $131)                    6,267
Securities lending                                                         72

Total investment income                                                16,159

Expenses
Investment management fees                                              7,530
Class A distribution and service fees                                   2,711
Class B distribution and service fees                                     292
Class C distribution and service fees                                     292
Custodian fees                                                          4,359
Registration and filing fees                                            4,059
Professional fees                                                       4,031
Printing                                                                2,850
Transfer agent fees                                                       502
Miscellaneous                                                             279
Accounting and legal services fees                                        251
Trustees' fees                                                             30
Securities lending fees                                                     4

Total expenses                                                         27,190
Less expense reductions                                               (13,353)

Net expenses                                                           13,837

Net investment income                                                   2,322

Realized and unrealized gain

Net realized gain on
Investments                                                             6,970
Foreign currency transactions                                             161

Change in net unrealized appreciation
of investments                                                        142,023

Net realized and unrealized gain                                      149,154

Increase in net assets from operations                               $151,476

1 Inception period from 2-28-05 through 6-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed
since inception of
the Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                                       Period
                                                                        ended
                                                                      6-30-05 1
Increase in net assets

From operations
Net investment income                                                  $2,322

Net realized gain                                                       7,131
Change in net unrealized appreciation                                 142,023

Increase in net assets resulting
from operations                                                       151,476

From Fund share transactions                                        3,000,000

Net assets

End of period 2                                                    $3,151,476

1 Inception period from 2-28-05 through 6-30-05. Unaudited.

2 Includes accumulated net investment income of $2,322.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the commencement of operations of the Fund.

Period ended                                           6-30-05 1

Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment income 2                                   0.01
Net realized and unrealized
gain on investments                                       0.50
Total from
investment operations                                     0.51
Net asset value, end of period                          $10.51
Total return 3 (%)                                        5.10 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $3
Ratio of expenses
to average net assets (%)                                 1.35 6
Ratio of adjusted expenses
to average net assets 7 (%)                               2.68 6
Ratio of net investment income
to average net assets (%)                                 0.26 6
Portfolio turnover (%)                                      21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

Period ended                                           6-30-05 1

Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment loss 2                                    (0.01)
Net realized and unrealized
gain on investments                                       0.50
Total from
investment operations                                     0.49
Net asset value, end of period                          $10.49
Total return 3 (%)                                        4.90 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8
Ratio of expenses
to average net assets (%)                                 1.92 6
Ratio of adjusted expenses
to average net assets 7 (%)                               3.25 6
Ratio of net investment loss
to average net assets (%)                                (0.31) 6
Portfolio turnover (%)                                      21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

Period ended                                           6-30-05 1

Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment loss 2                                    (0.01)
Net realized and unrealized
gain on investments                                       0.50
Total from
investment operations                                     0.49
Net asset value, end of period                          $10.49
Total return 3 (%)                                        4.90 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8
Ratio of expenses
to average net assets (%)                                 1.92 6
Ratio of adjusted expenses
to average net assets 7 (%)                               3.25 6
Ratio of net investment loss
to average net assets (%)                                (0.31) 6
Portfolio turnover (%)                                      21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

Period ended                                           6-30-05 1

Per share operating performance
Net asset value,
beginning of period                                     $10.00
Net investment income 2                                   0.02
Net realized and unrealized
gain on investments                                       0.50
Total from
investment operations                                     0.52
Net asset value, end of period                          $10.52
Total return 3 (%)                                        5.20 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8
Ratio of expenses
to average net assets (%)                                 1.05 6
Ratio of adjusted expenses
to average net assets 7 (%)                               2.38 6
Ratio of net investment income
to average net assets (%)                                 0.56 6
Portfolio turnover (%)                                      21

1 For the period from 2-28-05, commencement of operations, to 6-30-05.
  Unaudited.

2 Based on the average of the shares outstanding during the period.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total return would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Large Cap Intrinsic Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S.

dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on June 30, 2005. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees and transfer agent fees, to 1.05% on an annual basis of the Fund's average daily net asset value, with respect to Class A, Class B and Class C shares and total operating expenses of Class A, Class B, Class C and Class I shares to 1.40%, 2.10%, 2.10%, and 1.10% of each respective class's daily net asset value, at least until April 30, 2006. Accordingly, the expense reductions related to this total expense limitation amounted to $12,851 for the period ended June 30, 2005. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2005, JH Funds received no net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2005, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. Accordingly, the expense reductions related to the transfer agent fee waiver amounted to $502 for the period June 30, 2005. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $251. The Fund also paid the Adviser the amount of $772 for certain publishing services, included in the printing fees and the amount of $50 for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 270,000 Class A shares, 10,000 Class B shares, 10,000 Class C shares and 10,000 Class I shares of beneficial interest of the Fund on June 30, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold during the last period, along with the corresponding dollar value.

                                                 Period ended 6-30-05 1
                                                 Shares        Amount

Class A shares
Sold                                            270,000    $2,700,000
Net increase                                    270,000    $2,700,000

Class B shares
Sold                                             10,000      $100,000
Net increase                                     10,000      $100,000

Class C shares
Sold                                             10,000      $100,000
Net increase                                     10,000      $100,000

Class I shares
Sold                                             10,000      $100,000
Net increase                                     10,000      $100,000

Net increase                                    300,000    $3,000,000

1 Inception period from 2-28-05 through 6-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2005, aggregated $3,042,004 and $409,014, respectively.

The cost of investments owned on June 30, 2005, including short-term investments, for federal income tax purposes, was $3,032,119. Gross unrealized appreciation and depreciation of investments aggregated $243,231 and $101,208, respectively, resulting in net unrealized appreciation of $142,023.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
                                                  Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour automated information         1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

Now available: electronic delivery
www.jhfunds.com/edelivery

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of
the shareholders of John Hancock
Large Cap Intrinsic Value Fund.

690SA  6/05
       8/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, June 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds
- Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005


By: /s/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    August 29, 2005